UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08510

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:          415-788-7553

Date of fiscal year end:          December 31

Date of reporting period:          September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 47.2%

	Face Amount*	Value
CHINA/HONG KONG: 18.3%
Standard Chartered PLC 6.500%[b], 12/29/49	3,700,000	$3,768,354
China Hongqiao Group, Ltd. 6.875%, 05/03/18	3,000,000	2,985,297
State Grid Corp. of China, Series B 3.150%, 11/14/21	CNY 20,000,000	2,857,229
HSBC Holdings PLC 6.375%[c], 12/29/49	2,500,000	2,682,025
China Southern Power Grid Co., Ltd. 3.140%, 03/11/21	CNY 12,000,000	1,729,501
China National Petroleum Corp., Series INBK
4.690%, 01/11/22	CNY 10,000,000	1,512,342
Wanda Properties International Co., Ltd. 7.250%, 01/29/24	500,000	498,318

Total China/Hong Kong		16,033,066

INDIA: 12.5%
LIC Housing Finance, Ltd., Series 309 7.830%, 09/25/26	INR 240,000,000	3,737,864
Housing Development Finance Corp., Ltd., Series M009
9.240%, 06/24/24	INR 100,000,000	1,657,243
Housing Development Finance Corp., Ltd., Series K-24
8.950%, 03/21/23	INR 100,000,000	1,619,187
Power Finance Corp., Ltd., Series 151A
7.470%, 09/16/21	INR 90,000,000	1,377,365
Rural Electrification Corp., Ltd., Series 123
9.340%, 08/25/24	INR 52,000,000	880,429
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR 52,000,000	878,907
Rural Electrification Corp., Ltd., Series 122
9.020%, 06/18/19	INR 50,000,000	788,019

Total India		10,939,014

SRI LANKA: 5.5%
DFCC Bank PLC 9.625%, 10/31/18	2,650,000	2,753,959
National Savings Bank 5.150%, 09/10/19	2,000,000	2,037,600

Total Sri Lanka		4,791,559

INDONESIA: 4.5%
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24	1,900,000	1,916,806
Alam Synergy, Pte Ltd. 6.950%, 03/27/20[d]	1,500,000	1,541,250
Alam Synergy Pte, Ltd. 6.950%, 03/27/20	500,000	513,750

Total Indonesia		3,971,806

SOUTH KOREA: 4.1%
Harvest Operations Corp. 6.875%, 10/01/17	3,620,000	3,620,000

Total South Korea		3,620,000

	Face Amount*	Value
UNITED STATES: 2.3%
Sprint Communications, Inc. 6.000%, 11/15/22	1,863,000	$2,006,824

Total United States		2,006,824

TOTAL NON-CONVERTIBLE CORPORATE BONDS		41,362,269

(Cost $40,126,219)

FOREIGN GOVERNMENT OBLIGATIONS: 39.9%
INDONESIA: 12.2%
Indonesia Treasury Bond 8.375%, 03/15/34	IDR 42,000,000,000	3,433,217
Indonesia Treasury Bond 8.375%, 03/15/24	IDR 40,500,000,000	3,326,160
Indonesia Treasury Bond 7.875%, 04/15/19	IDR 38,000,000,000	2,917,217
Indonesia Treasury Bond 7.000%, 05/15/27	IDR 13,000,000,000	1,002,339

Total Indonesia		10,678,933

MALAYSIA: 9.1%
Malaysia Government Investment Issue
3.508%, 05/15/18	MYR 17,300,000	4,107,050
Malaysia Government Investment Issue
3.226%, 04/15/20	MYR 16,600,000	3,903,644

Total Malaysia		8,010,694

VIETNAM: 7.7%
Debt and Asset Trading Corp. 1.000%, 10/10/25	5,469,000	3,691,575
Socialist Republic of Vietnam 5.200%, 01/12/22	VND 43,000,000,000	1,931,474
Socialist Republic of Vietnam 4.800%, 11/19/24	1,055,000	1,127,116

Total Vietnam		6,750,165

PAKISTAN: 3.9%
Pakistan Government Bond 8.250%, 04/15/24	3,000,000	3,405,600

Total Pakistan		3,405,600

CHINA/HONG KONG: 3.7%
China Government Bond 3.550%, 12/12/21	CNY 22,000,000	3,263,843

Total China/Hong Kong		3,263,843

SRI LANKA: 2.9%
Sri Lanka Government Bond 6.125%, 06/03/25	2,400,000	2,536,834

Total Sri Lanka		2,536,834

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Strategic Income Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)

	Face Amount*	Value
SOUTH KOREA: 0.4%
Korea Treasury Bond 3.500%, 03/10/24	KRW 400,000,000	$376,026

Total South Korea		376,026

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		35,022,095

(Cost $33,485,804)

CONVERTIBLE CORPORATE BONDS: 10.2%
INDONESIA: 4.0%
Delta Investment Horizon International, Ltd., Cnv.
3.000%, 05/26/20	3,500,000	3,473,750

Total Indonesia		3,473,750

THAILAND: 3.3%
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21	2,800,000	2,912,700

Total Thailand		2,912,700

CHINA/HONG KONG: 2.9%
Ctrip.com International, Ltd., Cnv. 1.250%, 09/15/22	2,400,000	2,584,500

Total China/Hong Kong		2,584,500

TOTAL CONVERTIBLE CORPORATE BONDS		8,970,950

(Cost $8,767,099)

TOTAL INVESTMENTS: 97.3%		85,355,314
(Cost $82,379,122e)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%		2,403,320

NET ASSETS: 100.0%		$87,758,634

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Variable rate security. The rate (USD Swap Semi 30/360 5 Year + 4.889%) represents the rate in effect at September 30, 2017.

c	Variable rate security. The rate (USD Swap Rate 11:00 am NY1 + 4.368%) represents the rate in effect at September 30, 2017.

d	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $1,541,250, which is 1.76% of net assets.

e	Cost for federal income tax purposes is $82,379,122 and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,390,290
Gross unrealized depreciation	(414,098)

Net unrealized appreciation	$2,976,192

*	All Values in USD unless otherwise specified

AUD	Australian Dollar

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

MYR	Malaysian Ringgit

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

VND	Vietnamese Dong

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 3,567,356	KRW 4,004,000,000	Merrill Lynch & Co., Inc.	10/10/17	$70,865
SGD 9,524,900	USD 7,000,000	Merrill Lynch & Co., Inc.	10/27/17	24,301
THB 116,830,000	USD 3,500,000	Merrill Lynch & Co., Inc.	10/27/17	4,227
USD 3,500,000	KRW 3,961,650,000	Merrill Lynch & Co., Inc.	12/06/17	37,983

				137,376

KRW 4,004,000,000	USD 3,500,000	Merrill Lynch & Co., Inc.	10/10/17	(3,510)
AUD 4,371,721	USD 3,500,000	Merrill Lynch & Co., Inc.	12/11/17	(73,773)

				(77,283)

Net Unrealized Appreciation				$60,093

See accompanying notes to schedules of investments.

2	MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 70.9%

	Face Amount*	Value
CHINA/HONG KONG: 33.0%
China Hongqiao Group, Ltd. 6.875%, 05/03/18	1,100,000	$1,094,609
Wanda Properties International Co., Ltd. 7.250%, 01/29/24	950,000	946,804
HSBC Holdings PLC 6.375%[b], 12/29/49	800,000	858,248
Air China, Ltd. 3.080%, 10/20/21	CNY 6,000,000	854,412
KWG Property Holding, Ltd. 8.975%, 01/14/19	800,000	830,959
Standard Chartered PLC 6.500%[c], 12/29/49	800,000	814,779
China Southern Power Grid Co., Ltd. 3.140%, 03/11/21	CNY 4,000,000	576,500
State Grid Corp. of China, Series B 3.150%, 11/14/21	CNY 4,000,000	571,446
Unigroup International Holdings, Ltd. 6.000%, 12/10/20	400,000	422,760
Shimao Property Holdings, Ltd. 8.125%, 01/22/21	400,000	421,309

Total China/Hong Kong		7,391,826

INDONESIA: 20.4%
Listrindo Capital BV 4.950%, 09/14/26	1,000,000	1,015,000
TBG Global Pte, Ltd. 5.250%, 02/10/22	900,000	926,633
Alam Synergy Pte, Ltd. 6.950%, 03/27/20	900,000	924,750
Theta Capital Pte, Ltd. 6.750%, 10/31/26	900,000	893,145
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24	800,000	807,076

Total Indonesia		4,566,604

SRI LANKA: 7.0%
DFCC Bank PLC 9.625%, 10/31/18	900,000	935,307
National Savings Bank 8.875%, 09/18/18	600,000	628,380

Total Sri Lanka		1,563,687

SOUTH KOREA: 4.6%
Harvest Operations Corp. 6.875%, 10/01/17	1,030,000	1,030,000

Total South Korea		1,030,000

PHILIPPINES: 3.9%
ICTSI Treasury BV 5.875%, 09/17/25	800,000	879,038

Total Philippines		879,038

	Face Amount*	Value
UNITED STATES: 2.0%
Sprint Communications, Inc. 6.000%, 11/15/22	420,000	$452,424

Total United States		452,424

TOTAL NON-CONVERTIBLE CORPORATE BONDS		15,883,579

(Cost $15,585,389)

FOREIGN GOVERNMENT OBLIGATIONS: 15.3%
VIETNAM: 7.0%
Debt and Asset Trading Corp. 1.000%, 10/10/25	1,700,000	1,147,500
Socialist Republic of Vietnam 4.800%, 11/19/24	400,000	427,342

Total Vietnam		1,574,842

SRI LANKA: 4.2%
Sri Lanka Government Bond 6.125%, 06/03/25	900,000	951,313

Total Sri Lanka		951,313

PAKISTAN: 4.1%
Pakistan Government Bond 8.250%, 04/15/24	800,000	908,160

Total Pakistan		908,160

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		3,434,315

(Cost $3,175,619)

CONVERTIBLE CORPORATE BONDS: 10.6%
INDONESIA: 4.0%
Delta Investment Horizon International, Ltd., Cnv.
3.000%, 05/26/20	900,000	893,250

Total Indonesia		893,250

THAILAND: 3.7%
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21	800,000	832,200

Total Thailand		832,200

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Matthews Asia Credit Opportunities Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
CHINA/HONG KONG: 2.9%
Ctrip.com International, Ltd., Cnv. 1.250%, 09/15/22	600,000	$646,125

Total China/Hong Kong		646,125

TOTAL CONVERTIBLE CORPORATE BONDS		2,371,575

(Cost $2,314,626)

TOTAL INVESTMENTS: 96.8%		21,689,469
(Cost $21,075,634d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.2%		717,819

NET ASSETS: 100.0%		$22,407,288

See accompanying notes to schedules of investments.

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Variable rate security. The rate (USD Swap Rate 11:00 am NY1 + 4.368%) represents the rate in effect at September 30, 2017.

c	Variable rate security. The rate (USD Swap Semi 30/360 5 Year + 4.889%) represents the rate in effect at September 30, 2017.

d	Cost for federal income tax purposes is $21,075,634 and net unrealized appreciation consists of:

Gross unrealized appreciation	$678,889
Gross unrealized depreciation	(65,054)

Net unrealized appreciation	$613,835

*	All Values in USD unless otherwise specified

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

USD	U.S. Dollar

4	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 83.6%

	Shares	Value
CHINA/HONG KONG: 27.5%
AIA Group, Ltd.	14,184,800	$105,014,346
Techtronic Industries Co., Ltd.	13,532,500	72,440,639
HSBC Holdings PLC ADR	1,264,833	62,495,398
CK Hutchison Holdings, Ltd.	4,438,672	56,851,796
Jardine Matheson Holdings, Ltd.	880,200	55,825,850
China Mobile, Ltd. ADR	964,000	48,749,480
CLP Holdings, Ltd.	4,667,200	47,916,362
Guangdong Investment, Ltd.	32,744,000	46,755,591
NetEase, Inc. ADR	159,200	41,998,552
Vitasoy International Holdings, Ltd.	16,747,000	37,358,652
CK Asset Holdings, Ltd.	4,400,172	36,580,092
Hang Lung Properties, Ltd.	15,220,920	36,238,285
Café de Coral Holdings, Ltd.	10,968,000	34,183,423
HKT Trust & HKT, Ltd.	27,873,000	33,903,983
Pacific Textiles Holdings, Ltd.	31,906,000	32,823,982
VTech Holdings, Ltd.	2,227,500	32,574,020

Total China/Hong Kong		781,710,451

SINGAPORE: 11.5%
Ascendas REIT	35,011,100	68,808,523
Singapore Telecommunications, Ltd.	24,329,100	66,136,859
United Overseas Bank, Ltd.	3,796,000	65,920,422
Singapore Technologies Engineering, Ltd.	21,623,025	54,955,975
SIA Engineering Co., Ltd.	15,928,900	41,016,228
ComfortDelGro Corp., Ltd.	19,003,800	29,202,275

Total Singapore		326,040,282

SOUTH KOREA: 8.8%
Samsung Electronics Co., Ltd.	26,144	58,829,851
ING Life Insurance Korea, Ltd.[b]	1,179,825	49,004,799
Kangwon Land, Inc.	1,557,377	47,649,776
KT&G Corp.	451,143	41,631,816
GS Home Shopping, Inc.	165,998	31,498,924
KEPCO Plant Service & Engineering Co., Ltd.	634,668	23,017,155

Total South Korea		251,632,321

JAPAN: 6.1%
Kao Corp.	861,700	50,731,168
Japan Tobacco, Inc.	1,528,200	50,080,586
KDDI Corp.	1,480,800	39,033,855
USS Co., Ltd.	1,681,400	33,935,642

Total Japan		173,781,251

AUSTRALIA: 5.5%
CSL, Ltd.	448,874	47,254,402
Macquarie Group, Ltd.	641,394	45,921,269
Brambles, Ltd.	4,565,899	32,317,630
Domino’s Pizza Enterprises, Ltd.	891,064	32,103,368

Total Australia		157,596,669

TAIWAN: 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	11,282,187	80,808,216
Chunghwa Telecom Co., Ltd. ADR	1,045,325	35,656,036
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	477,024	17,912,251
Taiwan Secom Co., Ltd.	142,000	416,766

Total Taiwan		134,793,269

	Shares	Value
INDONESIA: 3.8%
PT Telekomunikasi Indonesia Persero ADR	1,435,400	$49,234,220
PT Bank Rakyat Indonesia Persero	38,320,000	43,505,424
PT Perusahaan Gas Negara Persero	139,319,300	16,304,879

Total Indonesia		109,044,523

MALAYSIA: 3.4%
Genting Malaysia BHD	47,850,100	60,987,329
British American Tobacco Malaysia BHD	3,498,400	36,239,199

Total Malaysia		97,226,528

UNITED STATES: 3.3%
Broadcom, Ltd.	196,700	47,707,618
ResMed, Inc.	589,000	45,329,440

Total United States		93,037,058

NORWAY: 1.9%
Telenor ASA	2,542,183	53,855,037

Total Norway		53,855,037

INDIA: 1.8%
Bharti Infratel, Ltd.	8,473,114	51,703,431

Total India		51,703,431

THAILAND: 1.5%
Glow Energy Public Co., Ltd.	15,554,000	41,625,022

Total Thailand		41,625,022

VIETNAM: 1.4%
Vietnam Dairy Products JSC	6,294,291	41,322,167

Total Vietnam		41,322,167

NEW ZEALAND: 1.3%
SKYCITY Entertainment Group, Ltd.	13,775,057	37,311,364

Total New Zealand		37,311,364

PHILIPPINES: 1.1%
Globe Telecom, Inc.	742,500	29,999,632

Total Philippines		29,999,632

TOTAL COMMON EQUITIES		2,380,679,005

(Cost $2,084,212,012)

CONVERTIBLE CORPORATE BONDS: 9.4%
	Face Amount*	Value
CHINA/HONG KONG: 4.4%
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21	49,750,000	$55,160,313
Hengan International Group Co., Ltd., Cnv.
0.000%, 06/27/18	HKD 339,000,000	45,675,342
Haitian International Holdings, Ltd., Cnv.
2.000%, 02/13/19	21,500,000	23,811,250

Total China/Hong Kong		124,646,905

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Matthews Asian Growth and Income Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
SINGAPORE: 2.6%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD 96,500,000	$73,275,830

Total Singapore		73,275,830

THAILAND: 2.4%
Bangkok Dusit Medical Services Public Co., Ltd., Cnv.
0.000%, 09/18/19	THB 1,163,000,000	37,313,643
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21	31,600,000	32,871,900

Total Thailand		70,185,543

TOTAL CONVERTIBLE CORPORATE BONDS		268,108,278

(Cost $270,368,965)

PREFERRED EQUITIES: 2.9%
	Shares	Value
SOUTH KOREA: 2.9%
LG Household & Health Care, Ltd., Pfd.	99,637	$52,111,793
Hyundai Motor Co., Ltd., Pfd.	355,983	29,130,904

Total South Korea		81,242,697

TOTAL PREFERRED EQUITIES		81,242,697

(Cost $21,226,632)

TOTAL INVESTMENTS: 95.9%		2,730,029,980
(Cost $2,375,807,609c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		116,944,476

NET ASSETS: 100.0%		$2,846,974,456

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $49,004,799, which is 1.72% of net assets.

c	Cost for federal income tax purposes is $2,376,045,328 and net unrealized appreciation consists of:

Gross unrealized appreciation	$562,905,629
Gross unrealized depreciation	(208,920,977)

Net unrealized appreciation	$353,984,652

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

BHD	Berhad

Cnv.	Convertible

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

See accompanying notes to schedules of investments.

6	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.9%

	Shares	Value
CHINA/HONG KONG: 34.6%
Minth Group, Ltd.†	57,319,000	$301,215,139
Shenzhou International Group Holdings, Ltd.	25,854,000	202,757,099
Ping An Insurance Group Co. of China, Ltd. H Shares	24,866,000	192,075,268
China Construction Bank Corp. H Shares	189,340,000	158,184,461
Midea Group Co., Ltd. A Shares	22,819,730	151,976,029
Sands China, Ltd.	27,533,600	144,003,481
China Gas Holdings, Ltd.	47,510,000	142,594,274
HSBC Holdings PLC	14,318,000	141,417,595
China Petroleum & Chemical Corp. H Shares	168,640,000	127,100,883
Kweichow Moutai Co., Ltd. A Shares	1,539,892	120,023,968
Fuyao Glass Industry Group Co. Ltd. H Shares[b]	21,248,000	77,361,831
Yuexiu Transport Infrastructure, Ltd.†	92,646,000	69,726,896
Far East Horizon, Ltd.	67,294,000	63,282,979
Dairy Farm International Holdings, Ltd.	7,861,300	60,475,605
Café de Coral Holdings, Ltd.	17,330,000	54,011,553
HKBN, Ltd.	45,415,623	47,440,966
Henan Shuanghui Investment & Development Co., Ltd. A Shares	11,538,300	43,250,387
HSBC Holdings PLC ADR	855,800	42,285,078
China Mobile, Ltd. ADR	560,825	28,360,920
Hua Hong Semiconductor, Ltd.[b]	20,679,000	28,092,097
China Petroleum & Chemical Corp. ADR	153,000	11,591,280

Total China/Hong Kong		2,207,227,789

JAPAN: 26.6%
Hoya Corp.	2,966,000	160,397,848
Japan Tobacco, Inc.	4,631,500	151,778,717
Nitori Holdings Co., Ltd.	863,300	123,462,095
MISUMI Group, Inc.	4,617,000	121,690,583
Sumitomo Mitsui Financial Group, Inc.	2,969,200	114,133,618
Mitsubishi UFJ Financial Group, Inc.	17,160,000	111,571,514
Pigeon Corp.	3,077,300	105,199,784
Seven & I Holdings Co., Ltd.	2,162,900	83,562,494
Seven Bank, Ltd.	23,009,400	83,149,190
Kao Corp.	1,402,700	82,581,652
Sohgo Security Services Co., Ltd.	1,758,100	80,702,238
Anritsu Corp.†	9,384,700	77,954,120
Fuji Seal International, Inc.	2,217,500	67,093,088
Nifco, Inc.	1,090,500	66,628,185
Mitsubishi Pencil Co., Ltd.	2,628,400	66,037,550
Kyushu Railway Co.	2,016,800	59,995,634
NTT DoCoMo, Inc.	2,367,700	54,118,000
ITOCHU Corp.	3,297,200	54,023,913
LIXIL VIVA Corp.	1,825,100	30,431,213

Total Japan		1,694,511,436

SOUTH KOREA: 9.7%
Hyundai Mobis Co., Ltd.	871,486	182,975,309
BGF Retail Co., Ltd.	2,296,214	166,813,369
Woori Bank	8,950,550	139,733,987
KT&G Corp.	901,734	83,212,693
Samsung Electronics Co., Ltd.	21,472	48,316,805

Total South Korea		621,052,163

	Shares	Value
SINGAPORE: 6.2%
United Overseas Bank, Ltd.	7,406,100	$128,612,549
CapitaLand, Ltd.	46,995,800	124,345,354
CapitaLand Retail China Trust, REIT†	49,800,000	58,978,521
Ascendas India Trust†	53,470,700	42,030,728
Singapore Technologies Engineering, Ltd.	15,354,700	39,024,721

Total Singapore		392,991,873

INDIA: 4.5%
Bharti Infratel, Ltd.	17,014,689	103,824,615
ITC, Ltd.	20,701,500	81,911,926
Gujarat Pipavav Port, Ltd.	21,381,946	43,791,534
Minda Industries, Ltd.	2,338,596	29,718,573
Shriram City Union Finance, Ltd.	915,055	28,866,539

Total India		288,113,187

INDONESIA: 2.5%
PT United Tractors	51,000,100	121,167,362
PT Cikarang Listrindo[b]	443,866,500	37,120,728

Total Indonesia		158,288,090

TAIWAN: 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,027,940	113,699,147
Taiwan Semiconductor Manufacturing Co., Ltd.	2,336,469	16,734,866

Total Taiwan		130,434,013

THAILAND: 2.0%
Thai Beverage Public Co., Ltd.	189,041,400	125,564,491

Total Thailand		125,564,491

AUSTRALIA: 1.5%
Breville Group, Ltd.†	10,644,019	94,665,694

Total Australia		94,665,694

VIETNAM: 1.2%
Vietnam Dairy Products JSC	11,887,938	78,044,589

Total Vietnam		78,044,589

LUXEMBOURG: 1.2%
L’Occitane International SA	35,557,750	77,527,662

Total Luxembourg		77,527,662

matthewsasia.com | 800.789.ASIA	7

Matthews Asia Dividend Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
PHILIPPINES: 0.9%
Globe Telecom, Inc.	1,447,730	$58,493,424

Total Philippines		58,493,424

TOTAL COMMON EQUITIES		5,926,914,411

(Cost $4,639,224,324)

PREFERRED EQUITIES: 6.1%
SOUTH KOREA: 6.1%
LG Chem, Ltd., Pfd.	909,328	201,712,141
Samsung Electronics Co., Ltd., Pfd.	102,164	184,798,386

Total South Korea		386,510,527

TOTAL PREFERRED EQUITIES		386,510,527

(Cost $215,947,824)

TOTAL INVESTMENTS: 99.0%		6,313,424,938
(Cost $4,855,172,148c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		62,582,637

NET ASSETS: 100.0%		$6,376,007,575

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $142,574,656, which is 2.24% of net assets.

c	Cost for federal income tax purposes is $4,860,639,887 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,580,001,119
Gross unrealized depreciation	(127,216,068)

Net unrealized appreciation	$1,452,785,051

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

8	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.9%

	Shares	Value
FINANCIALS: 21.4%
Banks: 9.1%
Bank of China, Ltd. H Shares	15,793,000	$7,844,748
HSBC Holdings PLC	787,600	7,779,054
Postal Savings Bank of China Co., Ltd. H Shares[b]	8,967,000	5,163,849
Dah Sing Financial Holdings, Ltd.	590,800	4,022,315

		24,809,966

Insurance: 7.2%
Ping An Insurance Group Co. of China, Ltd. H Shares	1,165,000	8,998,942
PICC Property & Casualty Co., Ltd. H Shares	3,920,000	6,953,703
Fanhua, Inc. ADR	308,600	3,879,102

		19,831,747

Capital Markets: 5.1%
China Everbright, Ltd.	3,354,000	7,745,585
China International Capital Corp., Ltd. H Shares[b]	3,096,800	6,312,475

		14,058,060

Total Financials		58,699,773

CONSUMER DISCRETIONARY: 15.7%
Hotels, Restaurants & Leisure: 4.7%
China International Travel Service Corp., Ltd. A Shares	1,248,960	6,493,193
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	17,282,000	6,477,013

		12,970,206

Diversified Consumer Services: 4.4%
China Maple Leaf Educational Systems, Ltd.	6,088,000	6,823,893
Tarena International, Inc. ADR	244,000	3,550,200
RYB Education, Inc. ADR[c]	57,200	1,630,200

		12,004,293

Household Durables: 3.4%
Midea Group Co., Ltd. A Shares	1,378,111	9,178,015

Specialty Retail: 2.9%
Chow Tai Fook Jewellery Group, Ltd.	6,693,200	8,037,838

Textiles, Apparel & Luxury Goods: 0.3%
Nan Liu Enterprise Co., Ltd.	154,000	792,749

Total Consumer Discretionary		42,983,101

INFORMATION TECHNOLOGY: 13.1%
Internet Software & Services: 8.7%
Tencent Holdings, Ltd.	425,300	18,594,411
NetEase, Inc. ADR	20,200	5,328,962

		23,923,373

Electronic Equipment, Instruments & Components: 2.5%
FIT Hon Teng, Ltd.[b,c]	6,309,000	4,062,454
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	560,900	2,703,817

		6,766,271

	Shares	Value
Semiconductors & Semiconductor Equipment: 1.9%
Hua Hong Semiconductor, Ltd.[b]	3,884,000	$5,276,353

Total Information Technology		35,965,997

INDUSTRIALS: 9.1%
Transportation Infrastructure: 5.0%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	9,341,406	8,490,448
Shanghai International Airport Co., Ltd. A Shares	924,806	5,292,241

		13,782,689

Marine: 2.1%
SITC International Holdings Co., Ltd.	6,337,000	5,755,620

Road & Rail: 1.3%
Guangshen Railway Co., Ltd. H Shares	5,380,000	3,162,371
Guangshen Railway Co., Ltd. ADR	14,400	419,904

		3,582,275

Professional Services: 0.7%
Sporton International, Inc.	346,430	1,736,491

Total Industrials		24,857,075

TELECOMMUNICATION SERVICES: 6.6%
Diversified Telecommunication Services: 4.2%
HKBN, Ltd.	6,020,957	6,289,466
CITIC Telecom International Holdings, Ltd.	17,820,000	5,147,716

		11,437,182

Wireless Telecommunication Services: 2.4%
China Mobile, Ltd. ADR	129,530	6,550,332

Total Telecommunication Services		17,987,514

CONSUMER STAPLES: 6.0%
Food Products: 3.1%
WH Group, Ltd.[b]	7,972,000	8,490,203

Food & Staples Retailing: 2.9%
Shanghai Bailian Group Co., Ltd. B Shares	3,384,177	5,184,559
Taiwan FamilyMart Co., Ltd.	487,000	2,884,766

		8,069,325

Total Consumer Staples		16,559,528

ENERGY: 4.9%
Oil, Gas & Consumable Fuels: 4.9%
China Petroleum & Chemical Corp. H Shares	10,562,000	7,960,386
Sinopec Kantons Holdings, Ltd.	8,230,000	5,561,979

Total Energy		13,522,365

HEALTH CARE: 4.9%
Health Care Providers & Services: 3.1%
Universal Medical Financial & Technical Advisory Services Co., Ltd.[b]	5,325,000	4,416,395
China National Accord Medicines Corp., Ltd. B Shares	794,713	4,047,018

		8,463,413

matthewsasia.com | 800.789.ASIA	9

Matthews China Dividend Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Health Care Equipment & Supplies: 1.8%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	6,872,000	$4,885,983

Total Health Care		13,349,396

REAL ESTATE: 4.6%
Real Estate Management & Development: 2.8%
Sun Hung Kai Properties, Ltd.	459,000	7,477,225

Equity REITs: 1.8%
CapitaLand Retail China Trust, REIT	4,216,500	4,993,633

Total Real Estate		12,470,858

MATERIALS: 3.5%
Containers & Packaging: 2.0%
Greatview Aseptic Packaging Co., Ltd.	8,848,000	5,438,384

Construction Materials: 1.5%
Huaxin Cement Co., Ltd., B Shares	3,180,288	4,064,408

Total Materials		9,502,792

UTILITIES: 2.1%
Gas Utilities: 2.1%
China Gas Holdings, Ltd.	1,932,000	5,798,614

Total Utilities		5,798,614

TOTAL COMMON EQUITIES		251,697,013

(Cost $217,726,611)

CLOSED-END FUNDS: 4.3%
INFORMATION TECHNOLOGY: 4.3%
Internet Software & Services: 4.3%
Altaba, Inc.[c]	177,500	11,757,600

Total Information Technology		11,757,600

TOTAL CLOSED-END FUNDS		11,757,600

(Cost $10,331,801)

TOTAL INVESTMENTS: 96.2%		263,454,613
(Cost $228,058,412d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.8%		10,468,211

NET ASSETS: 100.0%		$273,922,824

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $33,721,729, which is 12.31% of net assets.

c	Non-income producing security.

d	Cost for federal income tax purposes is $228,102,101 and net unrealized appreciation consists of:

Gross unrealized appreciation	$42,434,887
Gross unrealized depreciation	(7,082,375)

Net unrealized appreciation	$35,352,512

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

10	MATTHEWS ASIA FUNDS

Matthews Asia Value Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 79.5%

	Shares	Value
CHINA/HONG KONG: 28.2%
Baidu, Inc. ADR[b]	4,800	$1,188,912
CK Hutchison Holdings, Ltd.	63,000	806,922
Clear Media, Ltd.	549,000	633,927
Texwinca Holdings, Ltd.	1,004,000	603,486
China National Accord Medicines Corp., Ltd. B Shares	110,827	564,379
Anhui Gujing Distillery Co., Ltd. B Shares	90,500	426,920
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	584,000	415,223
COSCO SHIPPING International Hong Kong Co., Ltd.	968,000	411,820
Goldlion Holdings, Ltd.	873,000	347,564
Kweichow Moutai Co., Ltd. A Shares	4,300	335,155
QUALCOMM, Inc.	5,600	290,304
Sohu.com, Inc.[b]	4,300	234,135
Jiangling Motors Corp., Ltd. B Shares	96,779	197,607

Total China/Hong Kong		6,456,354

SOUTH KOREA: 20.2%
Shinyoung Securities Co., Ltd.	12,995	647,330
DGB Financial Group, Inc.	70,377	645,939
Kwangju Bank Co., Ltd.	59,035	627,265
Hyundai Greenfood Co., Ltd.	40,374	546,444
CMS Edu Co., Ltd.	63,533	512,665
Geumhwa PSC Co., Ltd.	12,062	422,304
Nice Information & Telecommunication, Inc.	15,657	332,182
Kangnam Jevisco Co., Ltd.	9,744	311,372
Grand Korea Leisure Co., Ltd.	12,298	254,680
Hy-Lok Corp.	9,185	169,514
Orion Holdings Corp.	7,747	153,807

Total South Korea		4,623,502

JAPAN: 13.5%
YAMADA Consulting Group Co., Ltd.	80,400	1,840,139
Honma Golf, Ltd.[c]	311,500	298,185
Naigai Trans Line, Ltd.	17,100	259,703
San-A Co., Ltd.	5,800	258,251
Ohashi Technica, Inc.	15,600	214,140
Asante, Inc.	12,000	211,540

Total Japan		3,081,958

MALAYSIA: 5.3%
MPHB Capital BHD[b]	2,896,200	932,820
Genting BHD	128,800	291,511

Total Malaysia		1,224,331

TAIWAN: 4.3%
P-Duke Technology Co., Ltd.	165,000	352,592
Tehmag Foods Corp.	47,300	348,620
Lumax International Corp., Ltd.	153,900	294,995

Total Taiwan		996,207

SINGAPORE: 4.2%
Haw Par Corp., Ltd.	60,200	532,078
Straits Trading Co., Ltd.	244,300	433,153

Total Singapore		965,231

	Shares	Value
UNITED STATES: 1.5%
News Corp. Class B	25,400	$346,710

Total United States		346,710

SWITZERLAND: 1.5%
Cie Financiere Richemont SA	3,640	333,191

Total Switzerland		333,191

ISRAEL: 0.8%
Taro Pharmaceutical Industries, Ltd.[b]	1,700	191,573

Total Israel		191,573

TOTAL COMMON EQUITIES		18,219,057

(Cost $16,985,388)

PREFERRED EQUITIES: 8.9%
SOUTH KOREA: 8.9%
Samsung SDI Co., Ltd., Pfd.	10,585	908,998
Samsung Electronics Co., Ltd., Pfd.	426	770,566
Hyundai Motor Co., Ltd., 2nd Pfd.	3,939	353,090

Total South Korea		2,032,654

TOTAL PREFERRED EQUITIES		2,032,654

(Cost $1,726,252)

TOTAL INVESTMENTS: 88.4%		20,251,711
(Cost $18,711,640d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 11.6%		2,651,284

NET ASSETS: 100.0%		$22,902,995

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $298,185, which is 1.30% of net assets.

d	Cost for federal income tax purposes is $18,713,549 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,085,719
Gross unrealized depreciation	(547,557)

Net unrealized appreciation	$1,538,162

ADR	American Depositary Receipt

BHD	Berhad

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	11

Matthews Asia Focus Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.9%

	Shares	Value
CHINA/HONG KONG: 35.7%
AIA Group, Ltd.	112,200	$830,650
Tencent Holdings, Ltd.	17,000	743,252
Techtronic Industries Co., Ltd.	108,000	578,133
Xiabuxiabu Catering Management China Holdings Co., Ltd.[b]	327,500	396,190
CK Hutchison Holdings, Ltd.	28,228	361,552
Jardine Matheson Holdings, Ltd.	5,400	342,490
HSBC Holdings PLC	34,000	335,815
China Mobile, Ltd.	31,500	319,787
NetEase, Inc. ADR	1,100	290,191
Hang Lung Group, Ltd.	50,000	180,055

Total China/Hong Kong		4,378,115

SOUTH KOREA: 13.0%
Samsung Electronics Co., Ltd.	250	562,556
LG Household & Health Care, Ltd.	434	354,672
Kangwon Land, Inc.	11,355	347,420
Coway Co., Ltd.	4,044	332,416

Total South Korea		1,597,064

SINGAPORE: 11.9%
Singapore Telecommunications, Ltd.	152,300	414,016
United Overseas Bank, Ltd.	22,500	390,730
Singapore Technologies Engineering, Ltd.	135,300	343,872
Sheng Siong Group, Ltd.	460,600	312,467

Total Singapore		1,461,085

TAIWAN: 7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	401,098
Ennoconn Corp.	19,000	273,506
Aerospace Industrial Development Corp.	235,029	262,491

Total Taiwan		937,095

UNITED STATES: 5.5%
Broadcom, Ltd.	1,500	363,810
ResMed, Inc.	4,100	315,536

Total United States		679,346

MALAYSIA: 5.2%
Heineken Malaysia BHD	73,700	324,647
Genting Malaysia BHD	243,400	310,225

Total Malaysia		634,872

INDIA: 4.8%
Bharti Infratel, Ltd.	50,304	306,958
Tata Motors, Ltd.[c]	46,144	284,381

Total India		591,339

	Shares	Value
INDONESIA: 3.8%
PT Bank Rakyat Indonesia Persero	410,400	$465,935

Total Indonesia		465,935

THAILAND: 2.8%
Kasikornbank Public Co., Ltd.	55,500	345,152

Total Thailand		345,152

AUSTRALIA: 2.6%
Macquarie Group, Ltd.	4,523	323,829

Total Australia		323,829

SWITZERLAND: 2.6%
Cie Financiere Richemont SA	3,467	317,355

Total Switzerland		317,355

JAPAN: 2.4%
Japan Tobacco, Inc.	9,000	294,938

Total Japan		294,938

TOTAL INVESTMENTS: 97.9%		12,026,125
(Cost $10,545,132d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		257,483

NET ASSETS: 100.0%		$12,283,608

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $396,190, which is 3.23% of net assets.

c	Non-income producing security.

d	Cost for federal income tax purposes is $10,586,666 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,871,831
Gross unrealized depreciation	(432,372)

Net unrealized appreciation	$1,439,459

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

12	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.4%

	Shares	Value
JAPAN: 35.9%
Start Today Co., Ltd.	1,009,800	$32,000,703
M3, Inc.	891,000	25,403,656
Nidec Corp.	178,600	21,955,457
ORIX Corp.	1,358,300	21,928,697
SoftBank Group Corp.	234,100	18,984,644
Pigeon Corp.	544,900	18,627,811
Nitori Holdings Co., Ltd.	111,800	15,988,720
Nitto Denko Corp.	171,400	14,296,702
Ariake Japan Co., Ltd.	194,800	13,989,563
TechnoPro Holdings, Inc.	257,800	12,232,526
PeptiDream, Inc.[b]	384,400	11,881,492
Sysmex Corp.	163,500	10,446,180
CYBERDYNE, Inc.[b]	768,500	10,248,852
Gunosy, Inc.[b]	350,100	9,985,146
Komatsu, Ltd.	288,200	8,160,966
Kakaku.com, Inc.	626,200	7,988,829
Sosei Group Corp.[b]	86,600	7,324,611
FANUC Corp.	29,600	6,001,508
Daiken Medical Co., Ltd.	596,000	4,134,538
HEALIOS KKb	203,200	2,557,393

Total Japan		274,137,994

CHINA/HONG KONG: 21.3%
Shenzhou International Group Holdings, Ltd.	4,378,000	34,333,975
Autohome, Inc. ADR[b]	409,600	24,608,768
Baozun, Inc. ADR[b]	653,100	21,395,556
Alibaba Group Holding, Ltd. ADR[b]	116,200	20,068,902
China Lodging Group, Ltd. ADS[b]	152,400	18,108,168
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,598,983	14,421,685
Baidu, Inc. ADR[b]	44,600	11,046,974
BEST, Inc. ADR[b]	707,000	8,462,790
Genscript Biotech Corp.	5,962,000	5,719,344
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c]	959,400	4,305,081

Total China/Hong Kong		162,471,243

INDONESIA: 13.3%
PT Bank Rakyat Indonesia Persero	29,535,100	33,531,760
PT Astra International	43,107,700	25,308,833
PT Indofood CBP Sukses Makmur	23,574,000	15,282,958
PT Ace Hardware Indonesia	154,466,000	13,933,936
PT Mayora Indah	47,580,700	6,943,361
PT Arwana Citramulia	214,668,400	6,693,944

Total Indonesia		101,694,792

INDIA: 7.4%
HDFC Bank, Ltd.	1,102,893	30,531,397
PC Jeweller, Ltd.	2,402,475	12,185,702
Emami, Ltd.	440,546	7,385,266
ITC, Ltd.	1,740,937	6,888,559

Total India		56,990,924

AUSTRALIA: 4.3%
CSL, Ltd.	181,525	19,109,717
Oil Search, Ltd.	2,481,915	13,693,392

Total Australia		32,803,109

	Shares	Value
BANGLADESH: 4.0%
Square Pharmaceuticals, Ltd.	5,305,239	$19,806,330
BRAC Bank, Ltd.	10,614,188	11,112,233

Total Bangladesh		30,918,563

SRI LANKA: 3.6%
Sampath Bank PLC	8,533,267	17,196,974
Lanka Orix Leasing Co. PLC[b]	12,121,473	10,056,357

Total Sri Lanka		27,253,331

PHILIPPINES: 2.7%
Jollibee Foods Corp.	2,007,890	9,636,586
Vista Land & Lifescapes, Inc.	45,560,400	5,708,935
Emperador, Inc.	37,942,500	5,407,606

Total Philippines		20,753,127

VIETNAM: 2.6%
Vietnam Dairy Products JSC	2,597,160	17,050,416
Taisun International Holding Corp.	648,000	2,756,628

Total Vietnam		19,807,044

THAILAND: 0.9%
Major Cineplex Group Public Co., Ltd.	7,714,400	7,055,148

Total Thailand		7,055,148

PAKISTAN: 0.9%
Habib Bank, Ltd.	4,001,000	6,863,305

Total Pakistan		6,863,305

TAIWAN: 0.5%
St Shine Optical Co., Ltd.	173,000	3,671,148

Total Taiwan		3,671,148

TOTAL INVESTMENTS: 97.4%		744,419,728
(Cost $500,382,537d)
CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.6%		19,512,170

NET ASSETS: 100.0%		$763,931,898

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $4,305,081, which is 0.56% of net assets.

d	Cost for federal income tax purposes is $500,382,537 and net unrealized appreciation consists of:

Gross unrealized appreciation	$268,488,061
Gross unrealized depreciation	(24,450,870)

Net unrealized appreciation	$244,037,191

matthewsasia.com | 800.789.ASIA	13

Matthews Asia Growth Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

ADR	American Depositary Receipt

ADS	American Depositary Share

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

14	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.5%

	Shares	Value
CHINA/HONG KONG: 33.5%
Baidu, Inc. ADR[b]	1,211,800	$300,150,742
Ping An Insurance Group Co. of China, Ltd. H Shares	38,343,000	296,177,189
Tencent Holdings, Ltd.	5,886,500	257,361,861
Alibaba Group Holding, Ltd. ADR[b]	1,291,700	223,089,507
Sinopharm Group Co., Ltd. H Shares	50,039,600	221,650,157
China Resources Beer Holdings Co., Ltd.	75,359,775	204,460,931
Hengan International Group Co., Ltd.	18,645,000	172,909,437
AIA Group, Ltd.	22,790,800	168,727,155
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	39,266,682	162,583,784
China Resources Land, Ltd.	47,814,000	147,014,143
China Mobile, Ltd. ADR	2,380,026	120,357,915
Fuyao Glass Industry Group Co., Ltd. H Shares†,c	32,836,000	119,552,574
Dairy Farm International Holdings, Ltd.	15,454,946	118,892,195
Tasly Pharmaceutical Group Co., Ltd. A Shares	14,569,795	77,097,966
Hong Kong Exchanges & Clearing, Ltd.	2,603,000	70,302,058
Guangdong Advertising Group Co., Ltd. A Shares	66,324,441	69,505,844
Guotai Junan Securities Co., Ltd. H Shares[b,c]	26,000,000	56,026,868
Yum China Holdings, Inc.[b]	1,174,410	46,941,168
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	62,424,000	44,383,379
Swire Pacific, Ltd. A Shares	1,363,000	13,269,509
Fuyao Glass Industry Group Co., Ltd. A Shares	2,589,387	9,935,645

Total China/Hong Kong		2,900,390,027

INDIA: 19.7%
Kotak Mahindra Bank, Ltd.	16,873,409	259,232,078
Tata Power Co., Ltd.†	164,620,436	196,383,082
Titan Co., Ltd.	21,918,799	196,324,467
HDFC Bank, Ltd.	6,223,409	172,282,689
GAIL India, Ltd.	23,009,369	147,809,794
Container Corp. of India, Ltd.	6,839,995	141,126,299
Housing Development Finance Corp., Ltd.	4,935,685	131,748,410
ITC, Ltd.	28,102,500	111,196,286
Sun Pharmaceutical Industries, Ltd.	13,791,543	106,434,615
Dabur India, Ltd.	21,117,482	98,672,205
Thermax, Ltd.	5,310,034	77,288,959
United Spirits, Ltd.[b]	1,180,000	43,382,155
Just Dial, Ltd.†,b	3,557,718	20,290,911

Total India		1,702,171,950

SOUTH KOREA: 12.2%
Samsung Electronics Co., Ltd.	95,105	214,007,534
Dongbu Insurance Co., Ltd.	3,159,380	201,848,440
NAVER Corp.	248,116	161,878,726
Orion Corp.[b]	1,729,441	146,466,824
Green Cross Corp.†	724,614	127,150,973
Cheil Worldwide, Inc.†	6,954,297	110,690,175
Amorepacific Corp.	345,972	78,537,345
Orion Holdings Corp.	647,147	12,848,302

Total South Korea		1,053,428,319

	Shares	Value
INDONESIA: 6.0%
PT Bank Central Asia	100,580,000	$151,667,715
PT Telekomunikasi Indonesia Persero	421,304,300	146,520,965
PT Indofood CBP Sukses Makmur	191,522,600	124,163,559
PT Astra International	66,745,900	39,186,986
PT Perusahaan Gas Negara Persero	298,485,100	34,932,443
PT Telekomunikasi Indonesia Persero ADR	728,140	24,975,202

Total Indonesia		521,446,870

THAILAND: 5.9%
Central Pattana Public Co., Ltd.	119,926,500	280,487,766
Kasikornbank Public Co., Ltd.	18,431,800	114,626,472
The Siam Cement Public Co., Ltd.	7,522,950	112,893,786

Total Thailand		508,008,024

TAIWAN: 5.3%
President Chain Store Corp.	21,986,608	185,568,375
Delta Electronics, Inc.	31,251,182	161,239,393
Synnex Technology International Corp.†	95,600,921	114,891,071

Total Taiwan		461,698,839

MALAYSIA: 3.7%
Genting BHD	65,134,875	147,418,802
Public Bank BHD	18,846,594	91,264,724
IHH Healthcare BHD	47,676,300	64,933,292
IHH Healthcare BHD	11,543,000	15,839,430

Total Malaysia		319,456,248

UNITED STATES: 2.8%
Cognizant Technology Solutions Corp. Class A	2,186,600	158,615,964
Yum! Brands, Inc.	1,174,410	86,448,320

Total United States		245,064,284

SWITZERLAND: 2.6%
DKSH Holding AG	2,638,062	224,172,110

Total Switzerland		224,172,110

VIETNAM: 2.3%
Vietnam Dairy Products JSC	30,834,534	202,429,432

Total Vietnam		202,429,432

PHILIPPINES: 2.3%
SM Prime Holdings, Inc.	164,670,771	111,790,959
GT Capital Holdings, Inc.	3,897,540	89,128,984

Total Philippines		200,919,943

SINGAPORE: 0.1%
Hyflux, Ltd.	35,190,730	12,971,628

Total Singapore		12,971,628

matthewsasia.com | 800.789.ASIA	15

Matthews Pacific Tiger Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
JAPAN: 0.1%
LINE Corp. ADR[b]	195,200	$7,066,240

Total Japan		7,066,240

TOTAL INVESTMENTS: 96.5%		8,359,223,914
(Cost $5,485,692,579d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.5%		299,214,254

NET ASSETS: 100.0%		$8,658,438,168

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $175,579,442, which is 2.03% of net assets.

d	Cost for federal income tax purposes is $5,487,429,106 and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,319,397,059
Gross unrealized depreciation	(447,602,251)

Net unrealized appreciation	$2,871,794,808

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

16	MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 89.4%

	Shares	Value
CHINA/HONG KONG: 21.6%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	142,700	$590,850
JD.com, Inc. ADR[b]	10,600	404,920
Wuxi Biologics Cayman, Inc.[b,c]	73,500	374,119
MTR Corp., Ltd.	58,000	339,603
HKBN, Ltd.	307,500	321,213
AIA Group, Ltd.	37,000	273,922
CSPC Pharmaceutical Group, Ltd.	126,000	211,755
China Conch Venture Holdings, Ltd.	95,000	185,216
Hong Kong Exchanges & Clearing, Ltd.	6,800	183,655
Guangdong Investment, Ltd.	106,000	151,359
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[c]	231,000	137,812
Haier Electronics Group Co., Ltd.	55,000	134,618

Total China/Hong Kong		3,309,042

JAPAN: 13.3%
Daikin Industries, Ltd.	3,500	354,454
Sohgo Security Services Co., Ltd.	7,300	335,093
Tsukui Corp.	46,200	319,757
Fuji Seal International, Inc.	9,900	299,536
Hoya Corp.	3,200	173,052
Bunka Shutter Co., Ltd.	22,500	168,556
Koito Manufacturing Co., Ltd.	2,600	163,268
LINE Corp. ADR[b]	3,200	115,840
Ain Holdings, Inc.	1,600	110,328

Total Japan		2,039,884

INDIA: 11.3%
Shriram City Union Finance, Ltd.	17,510	552,374
Lupin, Ltd.	27,729	430,691
Bharat Financial Inclusion, Ltd.[b]	21,869	317,986
Power Grid Corp. of India, Ltd.	68,252	220,648
Ipca Laboratories, Ltd.	27,668	206,557

Total India		1,728,256

TAIWAN: 9.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	83,000	594,484
Sitronix Technology Corp.	78,000	226,779
Zhen Ding Technology Holding, Ltd.	109,000	221,540
Tehmag Foods Corp.	24,100	177,626
Merida Industry Co., Ltd.	25,000	109,119
Sporton International, Inc.	18,429	92,376
ECOVE Environment Corp.	17,000	92,221

Total Taiwan		1,514,145

SOUTH KOREA: 9.1%
Hanon Systems	40,255	443,955
iMarketKorea, Inc.	29,741	250,051
KT Skylife Co., Ltd.	19,241	242,195
DGB Financial Group, Inc.	20,296	186,282
Samjin Pharmaceutical Co., Ltd.	5,932	169,188
Celltrion Healthcare Co., Ltd.[b]	2,000	96,914

Total South Korea		1,388,585

	Shares	Value
BANGLADESH: 5.7%
BRAC Bank, Ltd.	506,433	$530,196
GrameenPhone, Ltd.	40,983	207,416
Square Pharmaceuticals, Ltd.	37,223	138,967

Total Bangladesh		876,579

PHILIPPINES: 4.8%
Puregold Price Club, Inc.	271,200	278,410
Energy Development Corp.	1,980,000	273,044
Security Bank Corp.	37,580	180,118

Total Philippines		731,572

THAILAND: 4.1%
Total Access Communication Public Co., Ltd. NVDR[b]	280,300	479,617
Kasikornbank Public Co., Ltd. NVDR	24,100	149,877

Total Thailand		629,494

INDONESIA: 3.5%
PT Bank Rakyat Indonesia Persero	469,900	533,486

Total Indonesia		533,486

PAKISTAN: 2.7%
Abbott Laboratories Pakistan, Ltd.	27,650	207,030
Bank Alfalah, Ltd.[b]	495,500	199,470

Total Pakistan		406,500

SINGAPORE: 2.1%
Raffles Medical Group, Ltd.	227,800	188,931
Parkway Life REIT	67,800	135,110

Total Singapore		324,041

LUXEMBOURG: 1.3%
L’Occitane International SA	91,750	200,045

Total Luxembourg		200,045

TOTAL COMMON EQUITIES		13,681,629

(Cost $11,836,354)

PREFERRED EQUITIES: 6.2%
SOUTH KOREA: 6.2%
Samsung SDI Co., Ltd., Pfd.	11,040	948,072

Total South Korea		948,072

TOTAL PREFERRED EQUITIES		948,072

(Cost $613,705)

TOTAL INVESTMENTS: 95.6%		14,629,701
(Cost $12,450,059d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.4%		671,147

NET ASSETS: 100.0%		$15,300,848

matthewsasia.com | 800.789.ASIA	17

Matthews Asia ESG Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $511,931, which is 3.35% of net assets.

d	Cost for federal income tax purposes is $12,464,671 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,633,673
Gross unrealized depreciation	(468,643)

Net unrealized appreciation	$2,165,030

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

18	MATTHEWS ASIA FUNDS

Matthews Emerging Asia Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.5%

	Shares	Value
VIETNAM: 21.6%
Saigon Beer Alcohol Beverage Corp.	1,462,000	$16,724,353
Phu Nhuan Jewelry JSC	2,063,683	10,333,625
Masan Group Corp.	3,610,260	8,761,685
Vinh Hoan Corp.	3,878,580	8,710,330
Tien Phong Plastic JSC	1,861,224	5,855,610
Nam Long Investment Corp.	4,413,197	5,252,766
Mobile World Investment Corp.	1,020,454	5,222,045
Thien Long Group Corp.	1,178,125	5,132,087
National Seed JSC†	979,585	4,976,992
Military Commercial Joint Stock Bank	4,707,780	4,511,076
Domesco Medical Import Export JSC	837,220	3,963,869
Taisun International Holding Corp.	646,000	2,748,120
Lix Detergent JSC	1,047,635	2,119,605
Dinh Vu Port Investment & Development JSC	517,550	1,588,880

Total Vietnam		85,901,043

PAKISTAN: 15.0%
Indus Motor Co., Ltd.	536,030	8,774,610
Hascol Petroleum, Ltd.	2,365,500	6,310,020
Shifa International Hospitals, Ltd.	2,353,851	5,696,152
PAK Suzuki Motor Co., Ltd.	1,259,550	5,470,541
The Searle Company, Ltd.	1,220,869	4,679,795
K-Electric, Ltd.[b]	66,568,500	4,447,376
ICI Pakistan, Ltd.	451,900	3,928,219
Akzo Nobel Pakistan, Ltd.	1,975,300	3,723,031
Pakistan Petroleum, Ltd.	2,127,300	3,529,262
Habib Bank, Ltd.	1,885,000	3,233,524
National Foods, Ltd.	958,500	3,092,669
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.[b]	973,957	2,573,650
Meezan Bank, Ltd.	3,472,560	2,452,789
Hum Network, Ltd.[b]	17,939,500	1,693,931

Total Pakistan		59,605,569

BANGLADESH: 12.0%
BRAC Bank, Ltd.	10,912,140	11,424,166
British American Tobacco Bangladesh Co., Ltd.	278,950	10,174,790
Square Pharmaceuticals, Ltd.	2,258,571	8,432,043
Berger Paints Bangladesh, Ltd.	246,716	6,337,174
The City Bank, Ltd.	9,945,509	5,539,424
Marico Bangladesh, Ltd.	256,318	3,493,172
Olympic Industries, Ltd.	757,426	2,510,368

Total Bangladesh		47,911,137

INDIA: 12.0%
PC Jeweller, Ltd.	2,519,017	12,776,819
Balkrishna Industries, Ltd.	324,532	8,482,320
Caplin Point Laboratories, Ltd.	489,805	5,186,927
Shriram Transport Finance Co., Ltd.	268,352	4,340,562
Kwality, Ltd.	2,533,204	3,811,441
Praj Industries, Ltd.	3,594,497	3,760,848
Supreme Industries, Ltd.	178,934	3,013,706
Cipla India, Ltd.	311,919	2,799,241
VST Industries, Ltd.	60,083	2,622,698
Poly Medicure, Ltd.	234,582	828,148

Total India		47,622,710

	Shares	Value
INDONESIA: 11.1%
PT Bank Mandiri Persero	19,062,800	$9,526,247
PT Gudang Garam	1,393,100	6,808,892
PT Adira Dinamika Multi Finance	10,572,600	5,690,946
PT Hexindo Adiperkasa	18,901,100	5,472,885
PT Matahari Department Store	7,077,200	4,876,383
PT Mayora Indah	24,273,200	3,542,142
PT Sumber Alfaria Trijaya	50,991,700	2,631,170
PT Catur Sentosa Adiprana	70,131,000	2,500,129
PT Kino Indonesia	16,928,700	2,112,972
PT BFI Finance Indonesia	23,579,500	980,364

Total Indonesia		44,142,130

CHINA/HONG KONG: 8.6%
Shenzhou International Group Holdings, Ltd.	1,761,000	13,810,445
Tongda Group Holdings, Ltd.	27,650,000	7,454,782
Luk Fook Holdings International, Ltd.	1,822,000	7,358,813
Red Star Macalline Group Corp., Ltd. H Shares[c]	2,429,000	3,021,671
Future Bright Holdings, Ltd.	18,612,000	1,786,958
The 13 Holdings, Ltd.[b]	5,608,000	604,842

Total China/Hong Kong		34,037,511

SRI LANKA: 7.5%
Ceylon Cold Stores PLC	1,350,000	7,614,254
Sampath Bank PLC	3,248,392	6,546,439
Teejay Lanka PLC	18,872,680	4,813,402
Expolanka Holdings PLC	94,231,424	3,754,976
John Keells Holdings PLC	2,622,642	2,784,030
National Development Bank PLC	2,990,000	2,490,365
Ceylon Tobacco Co. PLC	240,828	1,525,415
Lanka Orix Leasing Co. PLC[b]	573,466	475,765

Total Sri Lanka		30,004,646

PHILIPPINES: 7.0%
Cosco Capital, Inc.	66,303,500	11,073,907
STI Education Systems Holdings, Inc.	235,681,000	7,051,942
San Miguel Pure Foods Co., Inc.	753,370	4,591,450
Emperador, Inc.	24,950,900	3,556,029
Vista Land & Lifescapes, Inc.	12,519,100	1,568,703

Total Philippines		27,842,031

AUSTRALIA: 0.7%
Oil Search, Ltd.	467,309	2,578,269

Total Australia		2,578,269

SINGAPORE: 0.6%
Yoma Strategic Holdings, Ltd.	5,491,766	2,372,737

Total Singapore		2,372,737

matthewsasia.com | 800.789.ASIA	19

Matthews Emerging Asia Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
THAILAND: 0.4%
SNC Former Public Co., Ltd.	4,002,800	$1,742,140

Total Thailand		1,742,140

TOTAL INVESTMENTS: 96.5%		383,759,923
(Cost $331,632,392d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.5%		14,032,529

NET ASSETS: 100.0%		$397,792,452

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $3,021,671, which is 0.76% of net assets.

d	Cost for federal income tax purposes is $331,632,393 and net unrealized appreciation consists of:

Gross unrealized appreciation	$77,768,292
Gross unrealized depreciation	(25,640,762)

Net unrealized appreciation	$52,127,530

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

20	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.3%

	Shares	Value
CHINA/HONG KONG: 50.6%
Alibaba Group Holding, Ltd. ADR[b]	49,800	$8,600,958
Tencent Holdings, Ltd.	196,400	8,586,744
Jiangsu Hengrui Medicine Co., Ltd. A Shares	829,388	7,480,488
Ping An Insurance Group Co. of China, Ltd. H Shares	940,000	7,260,949
TAL Education Group ADR	156,600	5,278,986
Midea Group Co., Ltd. A Shares	756,809	5,040,236
JD.com, Inc. ADR[b]	118,700	4,534,340
China Construction Bank Corp. H Shares	5,390,000	4,503,085
Ctrip.com International, Ltd. ADR[b]	83,800	4,419,612
Wuliangye Yibin Co., Ltd. A Shares	489,399	4,225,866
NetEase, Inc. ADR	15,600	4,115,436
Industrial & Commercial Bank of China, Ltd. H Shares	5,122,000	3,828,745
Baidu, Inc. ADR[b]	14,600	3,616,274
China Biologic Products Holdings, Inc.[b]	35,900	3,312,493
CSPC Pharmaceutical Group, Ltd.	1,686,000	2,833,489
Shenzhen Inovance Technology Co., Ltd. A Shares	566,622	2,468,600
RYB Education, Inc. ADR[b]	68,600	1,955,100
Momo, Inc. ADR[b]	52,200	1,635,948

Total China/Hong Kong		83,697,349

SOUTH KOREA: 16.7%
Hugel, Inc.[b]	11,218	5,181,349
Samsung SDI Co., Ltd.	27,573	4,797,410
Samsung Electronics Co., Ltd.	1,968	4,428,441
Hana Tour Service, Inc.	50,299	3,786,734
BGF Retail Co., Ltd.	47,378	3,441,876
NAVER Corp.	4,516	2,946,381
KB Financial Group, Inc.	59,641	2,934,285

Total South Korea		27,516,476

INDIA: 8.2%
HDFC Bank, Ltd.	174,589	4,833,149
IndusInd Bank, Ltd.	145,267	3,745,993
Info Edge India, Ltd.	153,755	2,603,440
Britannia Industries, Ltd.	34,455	2,293,630

Total India		13,476,212

TAIWAN: 5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	901,000	6,453,377
Wistron NeWeb Corp.	762,949	2,193,386

Total Taiwan		8,646,763

INDONESIA: 3.5%
PT Bank Mandiri Persero	6,427,800	3,212,162
PT Sumber Alfaria Trijaya	50,808,100	2,621,697

Total Indonesia		5,833,859

VIETNAM: 3.1%
Mobile World Investment Corp.	707,470	3,620,389
Domesco Medical Import Export JSC	325,220	1,539,774

Total Vietnam		5,160,163

	Shares	Value
BANGLADESH: 2.6%
BRAC Bank, Ltd.	4,020,245	$4,208,885

Total Bangladesh		4,208,885

THAILAND: 1.7%
Kasikornbank Public Co., Ltd.	460,500	2,863,827

Total Thailand		2,863,827

PHILIPPINES: 1.7%
Puregold Price Club, Inc.	2,730,700	2,803,295

Total Philippines		2,803,295

TOTAL COMMON EQUITIES		154,206,829

(Cost $111,090,172)

PREFERRED EQUITIES: 3.9%
SOUTH KOREA: 3.9%
Samsung Electronics Co., Ltd., Pfd.	3,535	6,394,252

Total South Korea		6,394,252

TOTAL PREFERRED EQUITIES		6,394,252

(Cost $3,990,537)

TOTAL INVESTMENTS: 97.2%		160,601,081
(Cost $115,080,709c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		4,679,089

NET ASSETS: 100.0%		$165,280,170

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Cost for federal income tax purposes is $115,461,041 and net unrealized appreciation consists of:

Gross unrealized appreciation	$46,416,221
Gross unrealized depreciation	(1,276,181)

Net unrealized appreciation	$45,140,040

ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	21

Matthews China Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.8%

	Shares	Value
FINANCIALS: 30.9%
Banks: 17.9%
Industrial & Commercial Bank of China, Ltd. H Shares	46,720,000	$34,923,654
China Construction Bank Corp. H Shares	39,068,660	32,639,986
Bank of China, Ltd. H Shares	65,586,000	32,578,080
China Merchants Bank Co., Ltd. H Shares	6,578,143	23,293,554
Agricultural Bank of China, Ltd. H Shares	35,041,000	15,773,730

		139,209,004

Insurance: 10.8%
China Life Insurance Co., Ltd. H Shares	16,440,000	49,279,868
Ping An Insurance Group Co. of China, Ltd. H Shares	4,558,500	35,211,739

		84,491,607

Capital Markets: 2.2%
CITIC Securities Co., Ltd. H Shares	7,626,000	16,828,896

Total Financials		240,529,507

INFORMATION TECHNOLOGY: 29.8%
Internet Software & Services: 25.4%
Tencent Holdings, Ltd.	1,828,700	79,952,032
Alibaba Group Holding, Ltd. ADR[b]	339,800	58,686,858
SINA Corp.[b]	186,900	21,428,085
Baidu, Inc. ADR[b]	76,000	18,824,440
NetEase, Inc. ADR	25,510	6,729,793
Baozun, Inc. ADR[b]	197,341	6,464,891
Bitauto Holdings, Ltd. ADR[b]	120,900	5,401,812

		197,487,911

Communications Equipment: 1.9%
ZTE Corp. H Shares[b]	4,500,000	14,806,979

IT Services: 1.5%
Chinasoft International, Ltd.	21,774,000	12,125,252

Electronic Equipment, Instruments & Components: 1.0%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	1,565,400	7,546,006

Total Information Technology		231,966,148

CONSUMER DISCRETIONARY: 12.2%
Household Durables: 4.5%
Midea Group Co., Ltd. A Shares	2,355,754	15,688,973
Gree Electric Appliances, Inc. of Zhuhai A Shares	2,008,400	11,462,371
Zhejiang SuporCo.okware Co., Ltd. A Shares	1,333,769	7,599,572

		34,750,916

Internet & Direct Marketing Retail: 3.8%
JD.com, Inc. ADR[b]	468,479	17,895,898
Ctrip.com International, Ltd. ADR[b]	219,200	11,560,608

		29,456,506

Auto Components: 2.5%
Nexteer Automotive Group, Ltd.	7,462,000	12,864,092
Huayu Automotive Systems Co., Ltd. A Shares	1,925,450	6,540,576

		19,404,668

	Shares	Value
Media: 0.9%
Naspers, Ltd. N Shares ADR	165,700	$7,274,230

Diversified Consumer Services: 0.5%
RYB Education, Inc. ADR	148,200	4,223,700

Total Consumer Discretionary		95,110,020

REAL ESTATE: 5.3%
Real Estate Management & Development: 5.3%
China Overseas Grand Oceans Group, Ltd.	33,541,000	21,669,317
KWG Property Holding, Ltd.	18,600,500	19,902,563

Total Real Estate		41,571,880

ENERGY: 5.0%
Oil, Gas & Consumable Fuels: 5.0%
Yanzhou Coal Mining Co., Ltd. H Shares	14,884,000	14,715,580
China Petroleum & Chemical Corp. H Shares	18,738,000	14,122,488
China Shenhua Energy Co., Ltd. H Shares	4,129,000	9,762,394

Total Energy		38,600,462

INDUSTRIALS: 4.3%
Commercial Services & Supplies: 1.9%
China Everbright International, Ltd.	11,356,000	14,310,084

Professional Services: 1.5%
51job, Inc. ADR[b]	193,500	11,728,035

Transportation Infrastructure: 0.9%
Beijing Capital International Airport Co., Ltd. H Shares	4,890,000	7,298,745

Total Industrials		33,336,864

MATERIALS: 3.6%
Construction Materials: 2.8%
China National Materials Co., Ltd. H Shares	37,937,000	21,451,243

Metals & Mining: 0.8%
MMG, Ltd.[b]	14,056,000	6,301,961

Total Materials		27,753,204

CONSUMER STAPLES: 2.9%
Beverages: 1.5%
Wuliangye Yibin Co., Ltd. A Shares	884,949	7,642,216
Wuliangye Yibin Co., Ltd. A Shares	452,841	3,910,195

		11,552,411

Food Products: 1.4%
Angel Yeast Co., Ltd. A Shares	2,842,527	10,908,797

Total Consumer Staples		22,461,208

UTILITIES: 1.8%
Water Utilities: 1.8%
Beijing Enterprises Water Group, Ltd.	17,204,000	13,913,384

Total Utilities		13,913,384

HEALTH CARE: 1.0%
Pharmaceuticals: 1.0%
Sino Biopharmaceutical, Ltd.	7,770,000	8,231,816

Total Health Care		8,231,816

22	MATTHEWS ASIA FUNDS

Matthews China Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
TELECOMMUNICATION SERVICES: 1.0%
Diversified Telecommunication Services: 1.0%
China Unicom Hong Kong, Ltd.[b]	5,486,000	$7,669,827

Total Telecommunication Services		7,669,827

TOTAL INVESTMENTS: 97.8%		761,144,320
(Cost $594,672,933c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		17,131,123

NET ASSETS: 100.0%		$778,275,443

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Cost for federal income tax purposes is $603,579,993 and net unrealized appreciation consists of:

Gross unrealized appreciation	$172,095,165
Gross unrealized depreciation	(14,530,838)

Net unrealized appreciation	$157,564,327

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	23

Matthews India Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.0%

	Shares	Value
FINANCIALS: 34.5%
Banks: 20.1%
HDFC Bank, Ltd.	4,345,349	$120,292,336
IndusInd Bank, Ltd.	4,625,934	119,288,725
Kotak Mahindra Bank, Ltd.	6,697,258	102,892,315
DCB Bank, Ltd.	12,139,846	33,800,561
Yes Bank, Ltd.	5,836,920	31,332,572
HDFC Bank, Ltd. ADR	206,922	19,941,073
IDFC Bank, Ltd.	13,650,467	11,800,521

		439,348,103

Consumer Finance: 8.2%
Bharat Financial Inclusion, Ltd.[b]	4,499,665	65,427,276
Shriram City Union Finance, Ltd.	1,873,192	59,092,153
Cholamandalam Investment and Finance Co., Ltd.	2,209,532	36,980,780
Sundaram Finance, Ltd.	695,531	17,981,164

		179,481,373

Thrifts & Mortgage Finance: 4.4%
Housing Development Finance Corp., Ltd.	2,458,810	65,633,100
GRUH Finance, Ltd.	4,266,010	32,151,761

		97,784,861

Capital Markets: 1.8%
CRISIL, Ltd.	1,392,592	38,839,363

Total Financials		755,453,700

CONSUMER STAPLES: 16.5%
Personal Products: 7.5%
Dabur India, Ltd.	11,252,176	52,576,203
Emami, Ltd.	2,665,122	44,677,822
Bajaj Corp., Ltd.	6,199,447	37,817,945
Marico, Ltd.	6,222,328	29,647,701

		164,719,671

Tobacco: 6.7%
ITC, Ltd.	23,921,965	94,654,699
VST Industries, Ltd.†	1,185,704	51,757,468

		146,412,167

Food Products: 2.3%
Nestle India, Ltd.	244,636	27,069,066
Zydus Wellness, Ltd.	1,670,471	22,972,812

		50,041,878

Total Consumer Staples		361,173,716

INFORMATION TECHNOLOGY: 12.2%
IT Services: 9.7%
Cognizant Technology Solutions Corp. Class A	1,244,100	90,247,014
eClerx Services, Ltd.†	2,701,931	51,638,882
Tata Consultancy Services, Ltd.	950,000	35,471,724
Mindtree, Ltd.	4,936,665	35,173,277

		212,530,897

Internet Software & Services: 2.5%
Info Edge India, Ltd.	3,230,761	54,704,519

Total Information Technology		267,235,416

	Shares	Value
INDUSTRIALS: 11.5%
Machinery: 9.7%
Eicher Motors, Ltd.	254,500	$121,800,343
AIA Engineering, Ltd.	2,933,837	59,678,341
Ashok Leyland, Ltd.	15,856,152	29,929,137

		211,407,821

Air Freight & Logistics: 1.1%
Blue Dart Express, Ltd.	380,973	24,133,053

Road & Rail: 0.7%
Container Corp. of India, Ltd.	782,568	16,146,346

Total Industrials		251,687,220

CONSUMER DISCRETIONARY: 10.8%
Automobiles: 5.8%
Suzuki Motor Corp.	2,427,000	127,381,300

Textiles, Apparel & Luxury Goods: 2.5%
Page Industries, Ltd.	107,100	30,245,117
Titan Co., Ltd.	1,993,691	17,857,289
Kewal Kiran Clothing, Ltd.	275,575	7,185,538

		55,287,944

Household Durables: 2.5%
Symphony, Ltd.	2,023,202	41,945,043
LA Opala RG, Ltd.	1,481,323	11,307,719

		53,252,762

Total Consumer Discretionary		235,922,006

HEALTH CARE: 9.2%
Pharmaceuticals: 8.5%
Taro Pharmaceutical Industries, Ltd.[b]	632,700	71,298,963
Ajanta Pharma, Ltd.	2,928,356	50,874,134
Caplin Point Laboratories, Ltd.	3,028,687	32,073,129
Alembic Pharmaceuticals, Ltd.	2,787,793	21,636,942
Sun Pharmaceutical Industries, Ltd.	1,352,917	10,440,978
Sun Pharma Advanced Research Co., Ltd.[b]	68,456	399,117

		186,723,263

Health Care Equipment & Supplies: 0.7%
Poly Medicure, Ltd.	4,153,464	14,663,025

Total Health Care		201,386,288

24	MATTHEWS ASIA FUNDS

Matthews India Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
MATERIALS: 3.3%
Chemicals: 3.3%
Pidilite Industries, Ltd.	1,800,000	$21,899,816
Asian Paints, Ltd.	1,176,000	20,406,689
Supreme Industries, Ltd.	986,965	16,623,014
Castrol India, Ltd.	2,299,063	12,562,302

Total Materials		71,491,821

TOTAL INVESTMENTS: 98.0%		2,144,350,167
(Cost $1,584,295,031c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		43,569,938

NET ASSETS: 100.0%		$2,187,920,105

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Cost for federal income tax purposes is $1,584,336,038 and net unrealized appreciation consists of:

Gross unrealized appreciation	$616,204,202
Gross unrealized depreciation	(56,190,073)

Net unrealized appreciation	$560,014,129

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	25

Matthews Japan Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.3%

	Shares	Value
INDUSTRIALS: 25.9%
Professional Services: 7.4%
TechnoPro Holdings, Inc.†	1,704,100	$80,858,992
Nihon M&A Center, Inc.	1,559,900	76,337,175
Persol Holdings Co., Ltd.	2,695,600	62,808,177
Recruit Holdings Co., Ltd.	2,833,000	61,344,293

		281,348,637

Machinery: 6.7%
SMC Corp.	219,000	77,386,143
Harmonic Drive Systems, Inc.	1,396,000	72,251,198
Komatsu, Ltd.	2,422,300	68,592,325
MINEBEA MITSUMI, Inc.	2,323,000	36,383,348

		254,613,014

Electrical Equipment: 4.4%
Nidec Corp.	793,500	97,545,663
Mabuchi Motor Co., Ltd.	1,360,700	68,170,145

		165,715,808

Trading Companies & Distributors: 4.0%
MISUMI Group, Inc.	2,953,300	77,840,328
Mitsui & Co., Ltd.	5,011,500	74,124,670

		151,964,998

Building Products: 2.7%
Daikin Industries, Ltd.	620,900	62,880,103
Aica Kogyo Co., Ltd.	1,134,800	38,150,356

		101,030,459

Construction & Engineering: 0.7%
Totetsu Kogyo Co., Ltd.	754,400	24,844,263

Total Industrials		979,517,179

CONSUMER DISCRETIONARY: 16.0%
Automobiles: 4.2%
Suzuki Motor Corp.	2,092,800	109,840,784
Subaru Corp.	1,330,700	47,994,551

		157,835,335

Specialty Retail: 3.8%
Nitori Holdings Co., Ltd.	664,600	95,045,649
JINS, Inc.	764,600	47,854,616

		142,900,265

Multiline Retail: 2.1%
Ryohin Keikaku Co., Ltd.	273,900	80,740,724

Auto Components: 2.1%
Nifco, Inc.	762,800	46,606,126
Nippon Seiki Co., Ltd.	1,610,000	32,883,735

		79,489,861

Internet & Direct Marketing Retail: 1.9%
Start Today Co., Ltd.	2,277,600	72,177,462

Distributors: 1.0%
Doshisha Co., Ltd.	1,706,200	38,297,692

	Shares	Value
Media: 0.9%
LIFULL Co., Ltd.	3,950,700	$34,425,804

Total Consumer Discretionary		605,867,143

INFORMATION TECHNOLOGY: 11.9%
Electronic Equipment, Instruments & Components: 6.5%
Keyence Corp.	191,000	101,586,763
Murata Manufacturing Co., Ltd.	621,500	91,496,166
Horiba, Ltd.	901,000	51,014,107

		244,097,036

Semiconductors & Semiconductor Equipment: 2.2%
Lasertec Corp.	2,027,400	41,739,699
Rohm Co., Ltd.	483,400	41,479,949

		83,219,648

Software: 1.8%
Oracle Corp. Japan	885,700	69,617,809

Internet Software & Services: 1.4%
Infomart Corp.†	7,505,300	53,955,191

Total Information Technology		450,889,684

FINANCIALS: 11.1%
Banks: 5.7%
Mitsubishi UFJ Financial Group, Inc.	19,695,600	128,057,570
Sumitomo Mitsui Financial Group, Inc.	2,265,200	87,072,434

		215,130,004

Insurance: 3.8%
Tokio Marine Holdings, Inc.	1,896,200	74,212,361
Dai-ichi Life Holdings, Inc.	3,963,300	71,092,040

		145,304,401

Diversified Financial Services: 1.6%
ORIX Corp.	3,697,500	59,693,261

Total Financials		420,127,666

CONSUMER STAPLES: 10.1%
Food & Staples Retailing: 3.0%
Seven & I Holdings Co., Ltd.	1,667,600	64,426,841
San-A Co., Ltd.	1,131,900	50,398,984

		114,825,825

Food Products: 2.4%
Ezaki Glico Co., Ltd.	928,200	48,995,656
Ariake Japan Co., Ltd.	582,700	41,846,603

		90,842,259

Personal Products: 1.7%
Kao Corp.	1,096,000	64,525,195

Tobacco: 1.7%
Japan Tobacco, Inc.	1,925,200	63,090,658

Household Products: 1.3%
Pigeon Corp.	1,460,800	49,938,532

Total Consumer Staples		383,222,469

26	MATTHEWS ASIA FUNDS

Matthews Japan Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
HEALTH CARE: 10.0%
Health Care Equipment & Supplies: 6.8%
Asahi Intecc Co., Ltd.	1,442,200	$75,229,755
Hoya Corp.	1,335,300	72,211,479
Sysmex Corp.	1,085,000	69,321,748
CYBERDYNE, Inc.[b]	2,465,300	32,877,676
Daiken Medical Co., Ltd.	1,085,400	7,529,577

		257,170,235

Health Care Technology: 1.5%
M3, Inc.	1,992,800	56,817,514

Health Care Providers & Services: 1.0%
Japan Lifeline Co., Ltd.	747,300	37,056,205

Biotechnology: 0.7%
PeptiDream, Inc.[b]	903,900	27,938,814

Total Health Care		378,982,768

MATERIALS: 5.6%
Chemicals: 5.6%
Nitto Denko Corp.	819,300	68,338,902
Shin-Etsu Chemical Co., Ltd.	627,300	56,143,316
W-Scope Corp.†	2,247,400	45,590,573
Fuso Chemical Co., Ltd.	1,318,500	42,180,485

Total Materials		212,253,276

REAL ESTATE: 3.3%
Real Estate Management & Development: 3.3%
Relo Group, Inc.	3,702,700	84,718,631
Mitsui Fudosan Co., Ltd.	1,811,800	39,285,297

Total Real Estate		124,003,928

	Shares	Value
TELECOMMUNICATION SERVICES: 2.4%
Wireless Telecommunication Services: 2.4%
SoftBank Group Corp.	1,146,400	$92,968,800

Total Telecommunication Services		92,968,800

TOTAL INVESTMENTS: 96.3%		3,647,832,913
(Cost $2,943,601,986c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.7%		139,598,979

NET ASSETS: 100.0%		$3,787,431,892

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Cost for federal income tax purposes is $2,947,040,490 and net unrealized appreciation consists of:

Gross unrealized appreciation	$754,050,517
Gross unrealized depreciation	(53,258,094)

Net unrealized appreciation	$700,792,423

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	27

Matthews Korea Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 75.9%

	Shares	Value
INFORMATION TECHNOLOGY: 20.0%
Technology Hardware, Storage & Peripherals: 8.7%
Samsung Electronics Co., Ltd.	7,921	$17,824,023

Semiconductors & Semiconductor Equipment: 5.3%
SK Hynix, Inc.	120,499	8,788,032
Koh Young Technology, Inc.	35,261	2,066,156

		10,854,188

Electronic Equipment, Instruments & Components: 3.1%
Samsung SDI Co., Ltd.	36,729	6,390,457

Internet Software & Services: 2.9%
NAVER Corp.	9,099	5,936,475

Total Information Technology		41,005,143

FINANCIALS: 17.1%
Banks: 12.0%
KB Financial Group, Inc.	144,905	7,129,200
Hana Financial Group, Inc.	168,641	6,996,369
Shinhan Financial Group Co., Ltd.	156,686	6,925,253
Woori Bank	236,638	3,694,340

		24,745,162

Capital Markets: 3.3%
KIWOOM Securities Co., Ltd.	56,570	3,585,806
Shinyoung Securities Co., Ltd.	63,434	3,159,885

		6,745,691

Insurance: 1.8%
Dongbu Insurance Co., Ltd.	57,666	3,684,201

Total Financials		35,175,054

CONSUMER DISCRETIONARY: 14.0%
Auto Components: 5.2%
Hyundai Mobis Co., Ltd.	30,918	6,491,476
Hankook Tire Co., Ltd.	81,800	4,307,609

		10,799,085

Hotels, Restaurants & Leisure: 4.6%
Modetour Network, Inc.	257,801	5,468,544
Kangwon Land, Inc.	131,232	4,015,197

		9,483,741

Specialty Retail: 1.5%
LOTTE Himart Co., Ltd.	55,183	3,169,311

Media: 1.3%
Innocean Worldwide, Inc.	44,713	2,618,596

Household Durables: 0.8%
Cuckoo Electronics Co., Ltd.	13,958	1,563,408

Automobiles: 0.6%
Kia Motors Corp.	42,397	1,172,990

Total Consumer Discretionary		28,807,131

	Shares	Value
MATERIALS: 6.6%
Metals & Mining: 5.1%
POSCO	22,432	$6,233,504
Korea Zinc Co., Ltd.	9,535	4,131,316

		10,364,820

Containers & Packaging: 1.5%
Lock&Lock Co., Ltd.	201,646	3,157,208

Total Materials		13,522,028

CONSUMER STAPLES: 5.1%
Food Products: 2.9%
Orion Corp.	49,078	4,156,429
Orion Holdings Corp.	84,480	1,677,246

		5,833,675

Food & Staples Retailing: 2.2%
BGF Retail Co., Ltd.	63,015	4,577,859

Total Consumer Staples		10,411,534

HEALTH CARE: 5.0%
Biotechnology: 2.8%
Hugel, Inc.[b]	12,638	5,837,216

Pharmaceuticals: 2.1%
Yuhan Corp.	14,793	2,671,400
DongKook Pharmaceutical Co., Ltd.	32,401	1,641,610

		4,313,010

Health Care Equipment & Supplies: 0.1%
Interojo Co., Ltd.	6,212	194,981

Total Health Care		10,345,207

TELECOMMUNICATION SERVICES: 3.4%
Wireless Telecommunication Services: 1.9%
SK Telecom Co., Ltd. ADR	159,000	3,909,810

Diversified Telecommunication Services: 1.5%
KT Corp. ADR	225,800	3,131,846

Total Telecommunication Services		7,041,656

ENERGY: 3.1%
Oil, Gas & Consumable Fuels: 3.1%
SK Innovation Co., Ltd.	24,541	4,277,352
S-Oil Corp.	18,205	2,033,172

Total Energy		6,310,524

INDUSTRIALS: 1.6%
Aerospace & Defense: 1.2%
LIG Nex1 Co., Ltd.	36,863	2,343,062

28	MATTHEWS ASIA FUNDS

Matthews Korea Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Commercial Services & Supplies: 0.4%
KEPCO Plant Service & Engineering Co., Ltd.	22,563	$818,280

Total Industrials		3,161,342

TOTAL COMMON EQUITIES		155,779,619

(Cost $102,586,881)

PREFERRED EQUITIES: 22.7%
INFORMATION TECHNOLOGY: 9.4%
Technology Hardware, Storage & Peripherals: 9.4%
Samsung Electronics Co., Ltd., Pfd.	10,685	19,327,461

Total Information Technology		19,327,461

CONSUMER STAPLES: 4.1%
Personal Products: 4.1%
LG Household & Health Care, Ltd., Pfd.	11,638	6,086,866
AMOREPACIFIC Group, Pfd.	51,316	2,352,198

Total Consumer Staples		8,439,064

CONSUMER DISCRETIONARY: 3.0%
Automobiles: 3.0%
Hyundai Motor Co., Ltd., 2nd Pfd.	68,090	6,103,554

Total Consumer Discretionary		6,103,554

FINANCIALS: 2.3%
Insurance: 2.3%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	30,049	4,774,888

Total Financials		4,774,888

MATERIALS: 2.2%
Chemicals: 2.2%
LG Chem, Ltd., Pfd.	20,241	4,489,970

Total Materials		4,489,970

	Shares	Value
ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
S-Oil Corp., Pfd.	38,278	$3,447,518

Total Energy		3,447,518

TOTAL PREFERRED EQUITIES		46,582,455

(Cost $26,358,936)

TOTAL INVESTMENTS: 98.6%		202,362,074
(Cost $128,945,817c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		2,902,163

NET ASSETS: 100.0%		$205,264,237

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Cost for federal income tax purposes is $130,067,777 and net unrealized appreciation consists of:

Gross unrealized appreciation	$75,186,543
Gross unrealized depreciation	(2,892,246)

Net unrealized appreciation	$72,294,297

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	29

Matthews Asia Small Companies Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.6%

	Shares	Value
CHINA/HONG KONG: 36.7%
Genscript Biotech Corp.	9,408,000	$9,025,090
Ten Pao Group Holdings, Ltd.	24,760,000	8,987,304
China Meidong Auto Holdings, Ltd.	23,800,000	8,836,668
Silergy Corp.	358,000	8,220,387
Times Property Holdings, Ltd.	7,762,000	7,984,591
Sinopec Kantons Holdings, Ltd.	11,168,000	7,547,531
SITC International Holdings Co., Ltd.	8,300,000	7,538,527
Vitasoy International Holdings, Ltd.	3,368,000	7,513,223
Q Technology Group Co., Ltd.	3,966,000	7,210,152
Value Partners Group, Ltd.	7,848,000	7,120,962
Clear Media, Ltd.	6,111,000	7,056,329
Jacobson Pharma Corp., Ltd.	26,464,000	6,942,355
Melco International Development, Ltd.	2,376,000	6,883,002
Zhou Hei Ya International Holdings Co., Ltd.[b]	6,459,500	6,286,475
Lifetech Scientific Corp.[c]	26,176,000	6,165,682
Guotai Junan International Holdings, Ltd.	18,178,000	5,826,692
Hutchison China MediTech, Ltd. ADR[c]	210,900	5,751,243
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[b]	9,158,000	5,463,560
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b]	1,146,200	5,143,302
Chow Sang Sang Holdings International, Ltd.	1,844,000	4,219,139
China Aviation Oil Singapore Corp., Ltd.	3,562,900	4,210,011
Gridsum Holding, Inc. ADR[c]	359,747	3,705,394
IMAX China Holding, Inc.[b,c]	1,143,100	3,453,474
RYB Education, Inc. ADR[c]	52,700	1,501,950

Total China/Hong Kong		152,593,043

TAIWAN: 14.4%
Sunny Friend Environmental Technology Co., Ltd.	1,218,000	7,678,064
Advanced Ceramic X Corp.	544,000	7,595,320
Taiwan Paiho, Ltd.	1,633,000	7,525,757
Sinbon Electronics Co., Ltd.	2,515,060	6,660,907
Macauto Industrial Co., Ltd.	1,074,000	6,089,749
Kinik Co.	2,307,000	5,800,133
Elite Material Co., Ltd.	1,177,000	5,605,177
Taimide Tech, Inc.	4,338,000	5,435,936
Great Tree Pharmacy Co., Ltd.	1,316,600	3,820,763
MPI Corp.	1,192,000	2,800,138
Kerry TJ Logistics Co., Ltd.	677,000	809,301

Total Taiwan		59,821,245

INDIA: 12.3%
GRUH Finance, Ltd.	1,133,699	8,544,382
Bharat Financial Inclusion, Ltd.[c]	411,458	5,982,796
Page Industries, Ltd.	19,677	5,556,799
DCB Bank, Ltd.	1,756,753	4,891,268
Gabriel India, Ltd.	1,594,390	4,818,452
Cholamandalam Investment and Finance Co., Ltd.	287,338	4,809,156
AIA Engineering, Ltd.	227,923	4,636,272
LA Opala RG, Ltd.	540,917	4,129,104
Supreme Industries, Ltd.	234,579	3,950,910
Merck, Ltd.	246,026	3,926,039

Total India		51,245,178

	Shares	Value
SOUTH KOREA: 10.6%
Wonik Materials Co., Ltd.[c]	94,033	$6,122,701
CLIO Cosmetics Co., Ltd.	209,552	6,018,248
Yonwoo Co., Ltd.[c]	266,479	5,990,591
LEENO Industrial, Inc.	126,432	5,408,974
Douzone Bizon Co., Ltd.	198,021	5,401,822
Value Added Technology Co., Ltd.	222,776	5,322,423
Incross Co., Ltd.[c]	130,375	5,128,034
Vitzrocell Co., Ltd.[d]	467,524	3,616,208
Cosmecca Korea Co., Ltd.[c]	24,007	1,192,604

Total South Korea		44,201,605

INDONESIA: 7.1%
PT Sumber Alfaria Trijaya	122,674,800	6,330,016
PT Bank Tabungan Pensiunan Nasional	32,789,300	6,207,789
PT Astra Otoparts	26,538,125	4,728,747
PT Ultrajaya Milk Industry & Trading Co.	48,826,000	4,549,457
PT Puradelta Lestari	272,647,300	4,048,516
PT Arwana Citramulia	116,884,900	3,644,789

Total Indonesia		29,509,314

MALAYSIA: 4.0%
Bursa Malaysia BHD	2,728,300	6,461,338
Unisem M BHD	6,984,400	6,244,138
Karex BHD	10,820,825	3,869,614

Total Malaysia		16,575,090

JAPAN: 3.6%
Tri Chemical Laboratories, Inc.	187,200	6,318,006
Honma Golf, Ltd.[b]	5,375,000	5,145,246
W-Scope Corp.	181,100	3,673,780

Total Japan		15,137,032

THAILAND: 2.5%
Plan B Media Public Co., Ltd. F Shares	30,953,900	5,624,233
Forth Smart Service Public Co., Ltd.	8,674,600	4,973,070

Total Thailand		10,597,303

PHILIPPINES: 2.2%
Concepcion Industrial Corp.	3,470,502	4,703,669
Philippine Seven Corp.	1,217,291	4,073,652
Pryce Corp.[c]	3,575,600	465,431

Total Philippines		9,242,752

UNITED STATES: 1.2%
Oclaro, Inc.[c]	597,100	5,152,973

Total United States		5,152,973

30	MATTHEWS ASIA FUNDS

Matthews Asia Small Companies Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
SINGAPORE: 1.0%
Delfi, Ltd.	3,563,300	$3,979,800

Total Singapore		3,979,800

TOTAL INVESTMENTS: 95.6%		398,055,335
(Cost $338,350,516e)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.4%		18,215,738

NET ASSETS: 100.0%		$416,271,073

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $25,492,057, which is 6.12% of net assets.

c	Non-income producing security.

d	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

e	Cost for federal income tax purposes is $338,728,849 and net unrealized appreciation consists of:

Gross unrealized appreciation	$86,855,361
Gross unrealized depreciation	(27,528,875)

Net unrealized appreciation	$59,326,486

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	31

Matthews China Small Companies Fund	September 30, 2017

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.1%

	Shares	Value
INDUSTRIALS: 22.2%
Commercial Services & Supplies: 5.4%
Sunny Friend Environmental Technology Co., Ltd.	142,000	$895,144
Greentown Service Group Co., Ltd.	786,000	483,417

		1,378,561

Transportation Infrastructure: 4.5%
Qingdao Port International Co., Ltd. Class Hb	964,000	615,161
Yuexiu Transport Infrastructure, Ltd.	724,000	544,894

		1,160,055

Marine: 3.9%
SITC International Holdings Co., Ltd.	1,104,000	1,002,715

Machinery: 3.2%
TK Group Holdings, Ltd.	1,638,000	815,687

Electrical Equipment: 1.7%
Voltronic Power Technology Corp.	24,974	448,636

Air Freight & Logistics: 1.5%
Kerry Logistics Network, Ltd.	272,000	377,124

Construction & Engineering: 1.0%
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[b]	431,000	257,130

Professional Services: 1.0%
51job, Inc. ADR[c]	4,224	256,017

Total Industrials		5,695,925

INFORMATION TECHNOLOGY: 20.3%
Semiconductors & Semiconductor Equipment: 9.6%
Silergy Corp.	77,000	1,768,072
Advanced Energy Industries, Inc.[c]	4,500	363,423
Parade Technologies, Ltd.	21,000	334,599

		2,466,094

Electronic Equipment, Instruments & Components: 5.0%
All Ring Tech Co., Ltd.	198,000	405,216
Tong Hsing Electronic Industries, Ltd.	95,000	392,634
China Innovationpay Group, Ltd.[c]	4,572,000	287,183
Elite Material Co., Ltd.	44,000	209,539
China High Precision Automation Group, Ltd.[c,d]	195,000	250

		1,294,822

Communications Equipment: 2.8%
Oclaro, Inc.[c]	42,300	365,049
Advanced Ceramic X Corp.	26,000	363,012

		728,061

Internet Software & Services: 1.7%
Baozun, Inc. ADR[c]	10,000	327,600
Sohu.com, Inc.[c]	1,800	98,010

		425,610

	Shares	Value
Software: 1.2%
Gridsum Holding, Inc. ADR[c]	29,165	$300,399

Total Information Technology		5,214,986

CONSUMER DISCRETIONARY: 18.5%
Household Durables: 6.7%
Wuxi Little Swan Co., Ltd. B Shares	177,417	806,276
Vatti Corp., Ltd. A Shares	113,494	460,448
Q Technology Group Co., Ltd.	251,000	456,315

		1,723,039

Hotels, Restaurants & Leisure: 4.0%
Melco International Development, Ltd.	141,000	408,461
Mandarin Oriental International, Ltd.	181,800	398,063
Fairwood Holdings, Ltd.	53,500	214,692

		1,021,216

Diversified Consumer Services: 2.6%
China Maple Leaf Educational Systems, Ltd.	312,000	349,714
RYB Education, Inc. ADR[c]	11,300	322,050

		671,764

Specialty Retail: 2.4%
China Meidong Auto Holdings, Ltd.	608,000	225,743
China ZhengTong Auto Services Holdings, Ltd.	196,000	213,580
Chow Sang Sang Holdings International, Ltd.	76,000	173,891

		613,214

Media: 1.5%
Clear Media, Ltd.	328,000	378,739

Leisure Products: 1.3%
Honma Golf, Ltd.[b]	354,500	339,347

Total Consumer Discretionary		4,747,319

HEALTH CARE: 14.5%
Life Sciences Tools & Services: 4.9%
Genscript Biotech Corp.	1,138,000	1,091,683
Tecan Group AG	805	166,794

		1,258,477

Biotechnology: 3.9%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b]	97,900	439,303
China Biologic Products Holdings, Inc.[c]	4,400	405,988
Abcam PLC	12,317	168,348

		1,013,639

Pharmaceuticals: 2.6%
Hutchison China MediTech, Ltd. ADR[c]	15,900	433,593
Jacobson Pharma Corp., Ltd.	866,000	227,179

		660,772

Health Care Equipment & Supplies: 2.1%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	576,000	409,535
Lifetech Scientific Corp.[c]	544,000	128,138

		537,673

32	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	September 30, 2017

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Health Care Providers & Services: 1.0%
Zhejiang Dian Diagnostics Co., Ltd. Class A	67,300	$259,628

Total Health Care		3,730,189

REAL ESTATE: 8.4%
Real Estate Management & Development: 8.4%
CIFI Holdings Group Co., Ltd.	1,248,000	697,352
Times Property Holdings, Ltd.	670,000	689,213
KWG Property Holding, Ltd.	526,000	562,821
K Wah International Holdings, Ltd.	361,000	217,898

Total Real Estate		2,167,284

MATERIALS: 4.0%
Construction Materials: 2.5%
China Resources Cement Holdings, Ltd.	1,046,000	644,872

Containers & Packaging: 0.8%
CPMC Holdings, Ltd.	358,000	210,815

Metals & Mining: 0.7%
MMG, Ltd.[c]	408,000	182,925

Total Materials		1,038,612

ENERGY: 3.9%
Oil, Gas & Consumable Fuels: 3.9%
China Aviation Oil Singapore Corp., Ltd.	636,400	751,986
Sinopec Kantons Holdings, Ltd.	380,000	256,811

Total Energy		1,008,797

FINANCIALS: 3.3%
Capital Markets: 2.0%
Value Partners Group, Ltd.	558,000	506,307

Banks: 1.3%
Dah Sing Banking Group, Ltd.	158,400	348,583

Total Financials		854,890

	Shares	Value
CONSUMER STAPLES: 2.0%
Food Products: 2.0%
Tehmag Foods Corp.	40,000	$294,816
Vitasoy International Holdings, Ltd.	98,000	218,615

Total Consumer Staples		513,431

TOTAL INVESTMENTS: 97.1%		24,971,433
(Cost $19,776,897e)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		740,340

NET ASSETS: 100.0%		$25,711,773

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At September 30, 2017, the aggregate value is $1,650,941, which is 6.42% of net assets.

c	Non-income producing security.

d	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

e	Cost for federal income tax purposes is $19,799,019 and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,704,877
Gross unrealized depreciation	(532,463)

Net unrealized appreciation	$5,172,414

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	33

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund” and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated to the Board’s Valuation Committee the responsibility for oversight of the fair valuation process under the Trust’s Valuation and Pricing Policy. The Board’s Valuation Committee, in turn, has delegated the determination of fair value prices under Matthews’ Valuation and Pricing Procedures to Matthews’ Valuation Committee (the “Valuation Committee”). The Board’s Valuation Committee will review and approve fair value determinations by Matthews’ Valuation Committee in accordance with the Valuation and Pricing Policy. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, foreign exchange etc.).

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and derivative financial instruments).

The summary of inputs used to determine the fair valuation of the Funds’ investments and derivative financial instruments as of September 30, 2017 is as follows:

34	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Bangladesh	$—	$—	$—	$—	$—	$—	$11,112,233
China/Hong Kong	—	—	153,243,430	125,487,665	3,883,746	686,381	118,112,843
India	—	—	—	28,866,539	—	—	—
Indonesia	—	—	49,234,220	121,167,362	—	—	20,627,880
Israel	—	—	—	—	191,573	—	—
Malaysia	—	—	36,239,199	—	932,820	324,647	—
New Zealand	—	—	37,311,364	—	—	—	—
Pakistan	—	—	—	—	—	—	6,863,305
Philippines	—	—	—	—	—	—	5,407,606
South Korea	—	—	—	—	1,065,859	354,672	—
Sri Lanka	—	—	—	—	—	—	27,253,331
Taiwan	—	—	53,985,053	113,699,147	701,212	—	—
United States	—	—	93,037,058	—	346,710	679,346	—
Vietnam	—	—	41,322,167	78,044,589	—	—	19,807,044
Level 2: Other Significant Observable
Inputs
Foreign Government Obligations[a]	35,022,095	3,434,315	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	41,362,269	15,883,579	—	—	—	—	—
Convertible Corporate Bonds[a]	8,970,950	2,371,575	268,108,278	—	—	—	—
Common Equities:
Australia	—	—	157,596,669	94,665,694	—	323,829	32,803,109
Bangladesh	—	—	—	—	—	—	19,806,330
China/Hong Kong	—	—	628,467,021	2,081,740,124	2,572,608	3,691,734	44,358,400
India	—	—	51,703,431	259,246,648	—	591,339	56,990,924
Indonesia	—	—	59,810,303	37,120,728	—	465,935	81,066,912
Japan	—	—	173,781,251	1,694,511,436	3,081,958	294,938	274,137,994
Luxembourg	—	—	—	77,527,662	—	—	—
Malaysia	—	—	60,987,329	—	291,511	310,225	—
Norway	—	—	53,855,037	—	—	—	—
Philippines	—	—	29,999,632	58,493,424	—	—	15,345,521
Singapore	—	—	326,040,282	392,991,873	965,231	1,461,085	—
South Korea	—	—	251,632,321	621,052,163	3,557,643	1,242,392	—
Switzerland	—	—	—	—	333,191	317,355	—
Taiwan	—	—	80,808,216	16,734,866	294,995	937,095	3,671,148
Thailand	—	—	41,625,022	125,564,491	—	345,152	7,055,148
Preferred Equities:
South Korea	—	—	81,242,697	386,510,527	2,032,654	—	—
Total Market Value of Investments	$85,355,314	$21,689,469	$2,730,029,980	$6,313,424,938	$20,251,711	$12,026,125	$744,419,728
a	Industry, countries, or security types are disclosed on the Schedule of Investments.

Matthews Asia Strategic Income Fund
Derivative Financial Instruments[1]
Assets
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	$137,376

Liabilities
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	(77,283)
1	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

matthewsasia.com | 800.789.ASIA	35

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$5,180,400	$48,554,008	$7,185,538	$—	$—	$1,967,513
Consumer Staples	5,184,559	—	74,730,280	—	4,156,429	294,815
Financials	3,879,102	—	79,033,226	—	—	—
Health Care	4,047,018	—	136,836,122	—	194,981	1,136,067
Industrials	10,646,843	11,728,035	83,811,394	—	2,343,062	1,071,703
Information Technology	9,391,416	117,535,879	90,247,014	—	—	1,454,481
Materials	4,064,408	—	—	—	—	210,815
Telecommunication Services	6,550,332	—	—	—	7,041,656	—
Preferred Equities:
Consumer Staples	—	—	—	—	2,352,198	—
Financials	—	—	—	—	4,774,888	—
Closed-End Fund:
Information Technology	11,757,600	—	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	37,802,701	46,556,012	228,736,468	605,867,143	28,807,131	2,779,806
Consumer Staples	11,374,969	22,461,208	286,443,436	383,222,469	6,255,105	218,616
Energy	13,522,365	38,600,462	—	—	6,310,524	1,008,797
Financials	54,820,671	240,529,507	676,420,474	420,127,666	35,175,054	854,890
Health Care	9,302,378	8,231,816	64,550,166	378,982,768	10,150,226	2,594,122
Industrials	14,210,232	21,608,829	167,875,826	979,517,179	818,280	4,624,222
Information Technology	26,574,581	114,430,269	176,988,402	450,889,684	41,005,143	3,760,255
Materials	5,438,384	27,753,204	71,491,821	212,253,276	13,522,028	827,797
Real Estate	12,470,858	41,571,880	—	124,003,928	—	2,167,284
Telecommunication Services	11,437,182	7,669,827	—	92,968,800	—	—
Utilities	5,798,614	13,913,384	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	6,103,554	—
Consumer Staples	—	—	—	—	6,086,866	—
Energy	—	—	—	—	3,447,518	—
Information Technology	—	—	—	—	19,327,461	—
Materials	—	—	—	—	4,489,970	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	250
Total Market Value of Investments	$263,454,613	$761,144,320	$2,144,350,167	$3,647,832,913	$202,362,074	$24,971,433

36	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Innovators Fund	Matthews Asia Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$530,197	$30,631,553	$4,208,885	$—
China/Hong Kong	690,539,332	404,920	9,145,770	44,949,635	27,634,072
India	77,288,959	758,931	3,450,846	—	4,636,272
Indonesia	24,975,202	—	14,775,365	2,621,697	29,509,314
Japan	7,066,240	115,840	—	—	—
Malaysia	—	—	—	—	10,330,952
Pakistan	—	406,500	43,373,478	—	—
Philippines	—	278,410	15,199,421	2,803,295	8,777,321
Singapore	12,971,628	188,931	—	—	3,979,800
South Korea	146,466,824	96,914	—	—	10,537,008
Sri Lanka	—	—	23,665,829	—	—
Taiwan	—	362,223	—	—	4,630,064
United States	245,064,284	—	—	—	5,152,973
Vietnam	202,429,432	—	38,508,122	5,160,163	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	2,578,269	—	—
Bangladesh	—	346,382	17,279,584	—	—
China/Hong Kong	2,209,850,695	2,904,122	24,891,741	38,747,714	124,958,971
India	1,624,882,991	969,325	44,171,864	13,476,212	46,608,906
Indonesia	496,471,668	533,486	29,366,765	3,212,162	—
Japan	—	1,924,044	—	—	15,137,032
Luxembourg	—	200,045	—	—	—
Malaysia	319,456,248	—	—	—	6,244,138
Pakistan	—	—	16,232,091	—	—
Philippines	200,919,943	453,162	12,642,610	—	465,431
Singapore		135,110	2,372,737	—	—
South Korea	906,961,495	1,291,671	—	27,516,476	30,048,389
Sri Lanka	—	—	6,338,817	—	—
Switzerland	224,172,110	—	—	—	—
Taiwan	461,698,839	1,151,922	—	8,646,763	55,191,181
Thailand	508,008,024	629,494	1,742,140	2,863,827	10,597,303
Vietnam	—	—	47,392,921	—	—
Preferred Equities:
South Korea	—	948,072	—	6,394,252	—
Level 3: Significant Unobservable Inputs
Common Equities:
South Korea	—	—	—	—	3,616,208
Total Market Value of Investments	$8,359,223,914	$14,629,701	$383,759,923	$160,601,081	$398,055,335

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Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2017, the Funds utilized third-party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third-party pricing services at December 31, 2016. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1

Matthews Asian Growth and Income Fund	$75,165,903	$—
Matthews Asia Dividend Fund	194,745,817	126,089,312
Matthews China Dividend Fund	8,468,321	—
Matthews Asia Value Fund	132,072	—
Matthews Asia Focus Fund	444,389	—
Matthews Asia Growth Fund	29,740,218	17,567,521
Matthews Pacific Tiger Fund	233,374,245	140,686,783
Matthews Asia ESG Fund	748,128	495,454
Matthews Emerging Asia Fund	27,022,046	24,716,328
Matthews Asia Innovators Fund	4,182,991	—
Matthews India Fund	219,177,625	105,964,950
Matthews Korea Fund	7,867,583	—
Matthews Asia Small Companies Fund	52,480,981	9,827,861
Matthews China Small Companies Fund	1,018,990	681,017

Level 3 securities consisted of equities that, as of September 30, 2017, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Pacific Tiger Fund	Matthews Emerging Asia Fund	Matthews Asia Small Companies Fund	Matthews China Small Companies Fund
	Common Equities - China/Hong Kong	Common Equities - Pakistan	Common Equities - South Korea	Common Equities - Information Technology
Balance as of 12/31/16 (market value)	$43,840,293	$332,382	$—	$251
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	25,445	—
Change in unrealized appreciation/(depreciation)	—	—	(854,499)	(1)
Purchases	—	—	3,476,933	—
Sales	—	—	(250,046)	—
Transfers in to Level 3*	—	—	1,218,375	—
Transfer out of Level 3*	(43,840,293)	(332,382)	—	—
Balance as of 9/30/17 (market value)	$ —	$ —	$3,616,208	$250
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/17	$—	$—	($854,499)	($1)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2017, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 was transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2016 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

38	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique	Unobservable Input[1]	Unobservable Input - Proxy Factor Price Movement
Matthews Asia Small Companies Fund Assets:
Common Equity	$3,616,208	Last Price[2] Multiplied by Proxy factor[3]	Proxy factor[3]	-8%

1	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

2	Last Price could include closing price, last reported sales price, or last fair valued price as described in Note A.

3	Proxy factor considers movement of Vitzro Tech Co., Ltd.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, each Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Matthews Asia Strategic Income Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which each Fund may engage include financial futures contracts, swaps and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, each Fund’s exposure to a currency could exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by a Fund and the price of financial futures contracts and credit default swaps contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) a Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the Statement of Assets and Liabilities as they are not subject to netting arrangements.

Swaps: The Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund enter into swap contracts to manage exposure to issuers, markets and securities to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the amortized premium received or paid.

The Funds may buy credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying

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securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2017, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2017 is as follows:

	Shares Held at Dec 31, 2016	Shares Purchsed	Shares Sold	Shares Held at Sep 30, 2017	Value at Sep 30, 2017	Net Change in Unrealized Appreciation (Depreciation)

MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.	6,321,500	3,063,200	—	9,384,700	$77,954,120	$20,613,679
Ascendas India Trust	53,470,700	—	—	53,470,700	42,030,728	4,642,282
Breville Group, Ltd.	10,644,019	—	—	10,644,019	94,665,694	28,240,924
CapitaLand Retail China Trust	43,232,400	6,567,600	—	49,800,000	58,978,521	10,393,938
Minth Group, Ltd.	57,963,000	2,538,000	3,182,000	57,319,000	301,215,139	115,444,465
Yuexiu Transport Infrastructure, Ltd.	100,968,000	—	8,322,000	92,646,000	69,726,896	11,330,927

Total Affiliates					$644,571,098	$190,666,215

40	MATTHEWS ASIA FUNDS

	Shares Held at Dec 31, 2016	Shares Purchsed	Shares Sold	Shares Held at Sep 30, 2017	Value at Sep 30, 2017	Net Change in Unrealized Appreciation (Depreciation)

MATTHEWS PACIFIC TIGER FUND
Name of Issuer:
Cheil Worldwide, Inc.	6,504,297	450,000	—	6,954,297	$110,690,175	$19,051,110
Fuyao Glass Industry Group Co., Ltd.	34,836,000	1,000,000	3,000,000	32,836,000	119,552,574	15,613,978
Green Cross Corp.	776,872	—	52,258	724,614	127,150,973	32,673,145
Just Dial, Ltd.	3,557,718	—	—	3,557,718	20,290,911	2,571,361
Synnex Technology International Corp.	103,100,921	—	7,500,000	95,600,921	114,891,071	20,186,122
Tata Power Co., Ltd.	171,620,436	—	7,000,000	164,620,436	196,383,082	21,562,194

Total Affiliates					$688,958,786	$111,657,910

MATTHEWS EMERGING ASIA FUND
Name of Issuer:
National Seed JSC	979,585	—	—	979,585	$4,976,992	$991,221

Total Affiliates					$4,976,992	$991,221

MATTHEWS INDIA FUND
Name of Issuer:
eClerx Services, Ltd.	2,751,931	—	50,000	2,701,931	$51,638,882	($4,284,428)
VST Industries, Ltd.	1,185,704	—	—	1,185,704	51,757,468	9,738,089

Total Affiliates					$103,396,350	$5,453,661

MATTHEWS JAPAN FUND
Name of Issuer:
Daiken Medical Co., Ltd.†	1,755,200	—	669,800	1,085,400	$—	$—
Doshisha Co., Ltd.†	1,989,400	—	283,200	1,706,200	—	—
Infomart Corp.	6,539,000	1,284,100	317,800	7,505,300	53,955,191	8,190,527
Septeni Holdings Co., Ltd.†	7,039,100	—	7,039,100	—	—	—
TechnoPro Holdings, Inc.	2,045,800	—	341,700	1,704,100	80,858,992	25,941,245
W-Scope Corp.	2,315,300	—	67,900	2,247,400	45,590,573	12,024,604

Total Affiliates					$226,232,025	$46,156,376

†	Issuer was not an affiliated company as of September 30, 2017.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2017.

Late Year Losses*
Matthews Asia Strategic Income Fund	$121,441
Matthews Asian Growth and Income Fund	7,187,374
Matthews Asia Dividend Fund	10,884,608
Matthews China Dividend Fund	13,952
Matthews Asia ESG Fund	13,364
Matthews China Fund	1,208,997
Matthews Japan Fund	2,221,694

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

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As of December 31, 2016, the Funds have capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration*
LOSSES DEFERRED EXPIRING IN:	Short-term Losses	Long-term Losses	Total
Matthews Asia Strategic Income Fund	$1,806,590	$396,949	$2,203,539
Matthews Asia Focus Fund	153,688	740,492	894,180
Matthews Emerging Asia Fund	42,774	—	42,774
Matthews Asia Small Companies Fund	1,481,217	—	1,481,217

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

42	MATTHEWS ASIA FUNDS

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 28, 2017

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 28, 2017

*	Print the name and title of each signing officer under his or her signature.